UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23011

PENN CAPITAL FUNDS TRUST
(Exact name of registrant as specified in charter)

Navy Yard Corporate Center
1200 Intrepid Ave., Suite 400
Philadelphia, Pennsylvania 19112
(Address of principal executive offices) (Zip code)

Richard A. Hocker
Navy Yard Corporate Center
1200 Intrepid Ave., Suite 400
Philadelphia, Pennsylvania 19112
(Name and address of agent for service)

With copies to:

Lisa L.B. Matson, Esq.
Navy Yard Corporate Center
1200 Intrepid Ave., Suite 400
Philadelphia, Pennsylvania 19112

Michael P. O’Hare, Esq.
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, Pennsylvania 19103

(215) 302-1500
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2019

Date of reporting period: December 31, 2018

Item 1. Reports to Stockholders.

SEMIANNUAL REPORT

DECEMBER 31, 2018

PENN CAPITAL MANAGED ALPHA SMID CAP EQUITY FUND

PENN CAPITAL SPECIAL SITUATIONS SMALL CAP EQUITY FUND

PENN CAPITAL MULTI-CREDIT HIGH INCOME FUND

PENN CAPITAL DEFENSIVE FLOATING RATE INCOME FUND

PENN CAPITAL DEFENSIVE SHORT DURATION HIGH INCOME FUND

Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund (defined herein) or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund’s website (www.penncapitalfunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-844-302-7366.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-844-302-7366 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary.

Fund Summaries	1
Disclosure of Fund Expenses	6
Fund	Schedules of Investments

PENN CAPITAL MANAGED ALPHA SMID CAP EQUITY FUND
FUND SUMMARY (UNAUDITED)

This chart assumes an initial gross investment of $10,000 made on December 1, 2015, inception of the Institutional Class shares. Returns shown in the chart and table include the reinvestment of all dividends, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees, transaction costs or expenses. It is not possible to invest directly in an index. No information is provided for Investor Class shares because shares of that class had not yet been issued as of December 31, 2018.

Average Annual Total Returns for the Period Ended December 31, 2018	One Year	Three Years	Since Inception(1)
Penn Capital Managed Alpha SMID Cap Equity Fund
Institutional Class Shares	-9.98%	8.11%	6.03%
Russell 2500® Index	-10.00%	7.32%	5.68	%(2)
(1)	Inception date is 12/1/15.
(2)	The return shown for the Russell 2500® Index is from the inception date of the Institutional Class shares.

PENN CAPITAL SPECIAL SITUATIONS SMALL CAP EQUITY FUND
FUND SUMMARY (UNAUDITED)

This chart assumes an initial gross investment of $10,000 made on December 18, 2015, inception of the Institutional Class shares. Returns shown in the chart and table include the reinvestment of all dividends, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees, transaction costs or expenses. It is not possible to invest directly in an index. No information is provided for Investor Class shares because shares of that class had not yet been issued as of December 31, 2018.

Average Annual Total Returns for the Period Ended December 31, 2018	One Year	Three Years	Since Inception(1)
Penn Capital Special Situations Small Cap Equity Fund
Institutional Class Shares	-16.17%	5.41%	5.58%
Russell 2000® Index	-11.01%	7.36%	7.32	%(2)
(1)	Inception date is 12/18/15.
(2)	The return shown for the Russell 2000® Index is from the inception date of the Institutional Class shares.

PENN CAPITAL MULTI-CREDIT HIGH INCOME FUND
 FUND SUMMARY (UNAUDITED)

This chart assumes an initial gross investment of $10,000 made on December 1, 2015, inception of the Institutional Class shares. Returns shown in the chart and table include the reinvestment of all dividends, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees, transaction costs or expenses. It is not possible to invest directly in an index. No information is provided for Investor Class shares because shares of that class had not yet been issued as of December 31, 2018.

Average Annual Total Returns for the Period Ended December 31, 2018	One Year	Three Years	Since Inception(1)
Penn Capital Multi-Credit High Income Fund
Institutional Class Shares	-1.04%	6.81%	5.60%
ICE BofAML US High Yield Constrained Index	-2.25%	7.27%	6.16	%(2)
50% ICE BofAML High Yield Constrained Index -50% S&P/LSTA BB Loan Index	-1.33%	5.33%	4.66	%(3)
(1)	Inception date is 12/1/15.
(2)	The return shown for the ICE BofAML US High Yield Constrained Index is from the inception date of the Institutional Class shares.
(3)	The return for the 50% ICE BofAML High Yield Constrained Index -50% S&P/LSTA BB Loan Index is from the inception date of the Institutional class shares.

PENN CAPITAL DEFENSIVE FLOATING RATE INCOME FUND
FUND SUMMARY (UNAUDITED)

12,000
11,000
10,000
9,000
11,287
11,011
11,019
11/30/2015
12/31/2015
3/31/2016
6/30/2016
9/30/2016
12/31/2016
3/31/2017
6/30/2017
9/30/2017
12/31/2017
3/31/2018
6/30/2018
9/30/2018
12/13/2018
Penn Capital Defensive Floating Rate Income Fund - Institutional Class
S&P/LSTA BB Loan Index
S&P/LSTA BB/B Loan Index

This chart assumes an initial gross investment of $10,000 made on December 1, 2015, inception of the Institutional Class shares. Returns shown in the chart and table include the reinvestment of all dividends, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees, transaction costs or expenses. It is not possible to invest directly in an index. No information is provided for Investor Class shares because shares of that class had not yet been issued as of December 31, 2018.

Average Annual Total Returns for the Period Ended December 31, 2018	One Year	Three Years	Since Inception(1)
Penn Capital Defensive Floating Rate Income Fund
Institutional Class Shares	0.16%	3.57%	3.20%
S&P/LSTA BB Loan Index	-0.42%	3.40%	3.16	%(2)
S&P/LSTA BB/B Loan Index	0.38%	4.44%	4.00	%(3)
(1)	Inception date is 12/1/15.
(2)	The return shown for the S&P/LSTA BB Loan Index in from the inception date of the Institutional class shares.
(3)	The return shown for the S&P/LSTA BB/B Loan Index is from the inception date of the Institutional Class shares.

PENN CAPITAL DEFENSIVE SHORT DURATION HIGH INCOME FUND
FUND SUMMARY (UNAUDITED)

This chart assumes an initial gross investment of $10,000 made on July 17, 2017, inception of the Institutional Class shares. Returns shown in the chart and table include the reinvestment of all dividends, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees, transaction costs or expenses. It is not possible to invest directly in an index.

Total Returns for the Fiscal Period Ended December 31, 2018	One Year	Since Inception(1)
Penn Capital Defensive Short Duration High Income Fund
Institutional Class Shares	0.61%	0.66%
ICE BofAML 1-3 Year BB US Cash Pay High Yield Index	1.35%	1.66	%(2)
ICE BofAML US High Yield Cash Pay BB-B Rated 1-3 Years Index	2.22%	2.51	%(3)
(1)	Inception date is 7/17/17.
(2)	The return shown for the ICE BofAML 1-3 Year BB US Cash Pay High Yield Index is from the inception date of the Institutional Class shares.
(3)	The return shown for the ICE BofAML US High Yield Cash Pay BB-B Rated 1-3 Years Index is from the inception date of the Institutional Class shares.

PENN CAPITAL FUNDS TRUST
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
FOR THE SIX MONTH PERIOD FROM JULY 1, 2018 TO DECEMBER 31, 2018

Cost in Dollars of a $1,000 Investment in Penn Capital Managed Alpha SMID Cap Equity Fund (Unaudited)

The example below is intended to describe the fees and expenses borne by shareholders during the six-month period from July 1, 2018 to December 31, 2018, and the impact of those costs on your investment.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees on sales (as applicable) and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses (as applicable). This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 made at the beginning of the six-month period and held for the entire period from July 1, 2018 to December 31, 2018.

This example illustrates your Fund’s ongoing costs in two ways:

Actual Expenses

The second and third data columns in the table below provide information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid during the six months ended December 31, 2018. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled Expenses Paid During Period to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The fourth and fifth data columns in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the six-month period shown. You may use this information to compare the ongoing costs of investing in the Fund with the ongoing costs of investing in other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the fourth and fifth data columns of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Actual		Hypothetical
Share Class[1]	Beginning Account Value 7/1/18	Ending Account Value (Based on Actual Returns and Expenses) 12/31/18	Expenses Paid During Period[2]	Ending Account Value (Based on Hypothetical 5% Annualized Return and Actual Expenses) 12/31/18	Expenses Paid During Period[2]
Institutional Class Shares	$1,000.00	$869.70	$5.00	$1,019.86	$5.40
1.	No information is provided for Investor Class shares because shares of that class had not yet been issued as of December 31, 2018.
2.	Expenses are equal to the Fund’s annualized expense ratio, net of waivers and excluding acquired fund fees and expenses if any (1.06% for the Institutional Class), multiplied by the average account value over the period, divided by 365 and multiplied by 184 for the Institutional Class (to reflect the six-month period). The table above represents the actual expenses incurred during the six-month period.

PENN CAPITAL FUNDS TRUST
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
FOR THE SIX MONTH PERIOD FROM JULY 1, 2018 TO DECEMBER 31, 2018

Cost in Dollars of a $1,000 Investment in Penn Capital Special Situations Small Cap Equity Fund (Unaudited)

The example below is intended to describe the fees and expenses borne by shareholders during the six-month period from July 1, 2018 to December 31, 2018, and the impact of those costs on your investment.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees on sales (as applicable) and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses (as applicable). This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 made at the beginning of the six-month period and held for the entire period from July 1, 2018 to December 31, 2018.

This example illustrates your Fund’s ongoing costs in two ways:

Actual Expenses

The second and third data columns in the table below provide information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid during the six months ended December 31, 2018. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled Expenses Paid During Period to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The fourth and fifth data columns in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the six-month period shown. You may use this information to compare the ongoing costs of investing in the Fund with the ongoing costs of investing in other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the fourth and fifth data columns of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Actual		Hypothetical
Share Class[1]	Beginning Account Value 7/1/18	Ending Account Value (Based on Actual Returns and Expenses) 12/31/18	Expenses Paid During Period[2]	Ending Account Value (Based on Hypothetical 5% Annualized Return and Actual Expenses) 12/31/18	Expenses Paid During Period[2]
Institutional Class Shares	$1,000.00	$781.70	$4.90	$1,019.71	$5.55
1.	No information is provided for Investor Class shares because shares of that class had not yet been issued as of December 31, 2018.
2.	Expenses are equal to the Fund’s annualized expense ratio, net of waivers and excluding acquired fund fees and expenses if any (1.09% for the Institutional Class), multiplied by the average account value over the period, divided by 365 and multiplied by 184 for the Institutional Class (to reflect the six-month period). The table above represents the actual expenses incurred during the six-month period.

PENN CAPITAL FUNDS TRUST
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
FOR THE SIX MONTH PERIOD FROM JULY 1, 2018 TO DECEMBER 31, 2018

Cost in Dollars of a $1,000 Investment in Penn Capital Multi-Credit High Income Fund (Unaudited)

The example below is intended to describe the fees and expenses borne by shareholders during the six-month period from July 1, 2018 to December 31, 2018, and the impact of those costs on your investment.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees on sales (as applicable) and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses (as applicable). This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 made at the beginning of the six-month period and held for the entire period from July 1, 2018 to December 31, 2018.

This example illustrates your Fund’s ongoing costs in two ways:

Actual Expenses

The second and third data columns in the table below provide information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid during the six months ended December 31, 2018. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled Expenses Paid During Period to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The fourth and fifth data columns in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the six-month period shown. You may use this information to compare the ongoing costs of investing in the Fund with the ongoing costs of investing in other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the fourth and fifth data columns of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Actual		Hypothetical
Share Class[1]	Beginning Account Value 7/1/18	Ending Account Value (Based on Actual Returns and Expenses) 12/31/18	Expenses Paid During Period[2]	Ending Account Value (Based on Hypothetical 5% Annualized Return and Actual Expenses) 12/31/18	Expenses Paid During Period[2]
Institutional Class Shares	$1,000.00	$979.30	$3.59	$1,021.58	$3.67
1.	No information is provided for Investor Class shares because shares of that class had not yet been issued as of December 31, 2018.
2.	Expenses are equal to the Fund’s annualized expense ratio, net of waivers and excluding acquired fund fees and expenses if any (0.72% for the Institutional Class), multiplied by the average account value over the period, divided by 365 and multiplied by 184 for the Institutional Class (to reflect the six-month period). The table above represents the actual expenses incurred during the six-month period.

PENN CAPITAL FUNDS TRUST
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
FOR THE SIX MONTH PERIOD FROM JULY 1, 2018 TO DECEMBER 31, 2018

Cost in Dollars of a $1,000 Investment in Penn Capital Defensive Floating Rate Income Fund (Unaudited)

The example below is intended to describe the fees and expenses borne by shareholders during the six-month period from July 1, 2018 to December 31, 2018, and the impact of those costs on your investment.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees on sales (as applicable) and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses (as applicable). This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 made at the beginning of the six-month period and held for the entire period from July 1, 2018 to December 31, 2018.

This example illustrates your Fund’s ongoing costs in two ways:

Actual Expenses

The second and third data columns in the table below provide information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid during the six months ended December 31, 2018. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled Expenses Paid During Period to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The fourth and fifth data columns in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the six-month period shown. You may use this information to compare the ongoing costs of investing in the Fund with the ongoing costs of investing in other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the fourth and fifth data columns of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Actual		Hypothetical
Share Class[1]	Beginning Account Value 7/1/18	Ending Account Value (Based on Actual Returns and Expenses) 12/31/18	Expenses Paid During Period[2]	Ending Account Value (Based on Hypothetical 5% Annualized Return and Actual Expenses) 12/31/18	Expenses Paid During Period[2]
Institutional Class Shares	$1,000.00	$986.00	$3.20	$1,021.98	$3.26
1.	No information is provided for Investor Class shares because shares of that class had not yet been issued as of December 31, 2018.
2.	Expenses are equal to the Fund’s annualized expense ratio, net of waivers and excluding acquired fund fees and expenses if any (0.64% for the Institutional Class), multiplied by the average account value over the period, divided by 365 and multiplied by 184 for the Institutional Class (to reflect the six-month period). The table above represents the actual expenses incurred during the six-month period.

PENN CAPITAL FUNDS TRUST
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
FOR THE PERIOD FROM JULY 1, 2018 TO DECEMBER 31, 2018

Cost in Dollars of a $1,000 Investment in Penn Capital Defensive Short Duration High Income Fund (Unaudited)

The example below is intended to describe the fees and expenses borne by shareholders during the six-month period from July 1, 2018 to December 31, 2018, and the impact of those costs on your investment.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees on sales (as applicable) and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses (as applicable). This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 made at the beginning of the six-month period and held for the entire period from July 1, 2018 to December 31, 2018.

This example illustrates your Fund’s ongoing costs in two ways:

Actual Expenses

The second and third data columns in the table below provide information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid during the period ended December 31, 2018. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled Expenses Paid During Period to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The fourth and fifth data columns in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the six-month period shown. You may use this information to compare the ongoing costs of investing in the Fund with the ongoing costs of investing in other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the fourth and fifth data columns of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Actual		Hypothetical
Share Class[1]	Beginning Account Value 7/1/18	Ending Account Value (Based on Actual Returns and Expenses) 12/31/18	Expenses Paid During Period[2]	Ending Account Value (Based on Hypothetical 5% Annualized Return and Actual Expenses) 12/31/18	Expenses Paid During Period[2]
Institutional Class Shares	$1,000.00	$999.30	$2.72	$1,022.48	$2.75

1.	No information is provided for Investor Class shares because shares of that class had not yet been issued as of December 31, 2018.
2.	Expenses are equal to the Fund’s annualized expense ratio, net of waivers and excluding acquired fund fees and expenses if any (0.54% for the Institutional Class), multiplied by the average account value over the period, divided by 365 and multiplied by 184 for the Institutional Class (to reflect the six-month period). The table above represents the actual expenses incurred during the six-month period.

PENN CAPITAL FUNDS TRUST
PENN CAPITAL MANAGED ALPHA SMID CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2018 (UNAUDITED)
	Shares	Value
Common Stocks: 88.0%
Aerospace & Defense: 3.3%
Huntington Ingalls Industries, Inc.	1,075	$204,583
Mercury Systems, Inc. (a)	4,234	200,226
		404,809
Banks: 7.4%
BOK Financial Corp.	2,536	185,965
Pinnacle Financial Partners, Inc.	3,896	179,605
Sterling Bancorp	8,029	132,559
Webster Financial Corp.	4,249	209,433
Western Alliance Bancorp (a)	4,971	196,305
		903,867
Beverages: 1.3%
MGP Ingredients, Inc.	2,756	157,230
Biotechnology: 1.7%
Exelixis, Inc. (a)	10,485	206,240
Building Products: 1.3%
Allegion PLC	1,896	151,130
Chemicals: 2.5%
HB Fuller Co.	3,991	170,296
Valvoline, Inc.	6,737	130,361
		300,657
Commercial Services & Supplies: 1.8%
KAR Auction Services, Inc.	4,621	220,514
Containers & Packaging: 1.4%
Berry Global Group, Inc. (a)	3,606	171,393
Diversified Financial Services: 2.1%
Voya Financial, Inc.	6,245	250,674
Electric Utilities: 2.0%
ALLETE, Inc.	3,124	238,111
Entertainment: 2.0%
Live Nation Entertainment, Inc. (a)	4,829	237,828
Food Products: 1.2%
Lamb Weston Holdings, Inc.	1,971	144,987
Health Care Equipment & Supplies: 6.5%
ICU Medical, Inc. (a)	879	201,845
LivaNova PLC (a)	1,538	140,681
Teleflex, Inc.	754	194,894
Wright Medical Group NV (a)	9,125	248,382
		785,802
Health Care Providers & Services: 3.9%
LHC Group, Inc. (a)	2,064	193,768
WellCare Health Plans, Inc. (a)	1,187	280,239
		474,007
Health Care Technology: 1.6%
Allscripts Healthcare Solutions, Inc. (a)	20,545	198,054
	Shares	Value
Hotels, Restaurants & Leisure: 3.5%
Boyd Gaming Corp.	5,507	$114,436
Red Rock Resorts, Inc. - Class A	7,120	144,607
Vail Resorts, Inc.	771	162,542
		421,585
Household Durables: 0.6%
Roku, Inc. (a)	2,351	72,035
Independent Power and Renewable Electricity Producers: 1.6%
Ormat Technologies, Inc.	3,721	194,608
Insurance: 4.9%
Arch Capital Group Ltd. (a)	11,313	302,283
Fidelity National Financial, Inc.	4,250	133,620
Reinsurance Group of America, Inc.	1,100	154,253
		590,156
Interactive Media & Services: 1.9%
IAC (a)	1,236	226,238
IT Services: 4.7%
Black Knight, Inc. (a)	4,420	199,165
GoDaddy, Inc. - Class A (a)	3,381	221,861
MongoDB, Inc. (a)	1,708	143,028
		564,054
Machinery: 1.5%
Allison Transmission Holdings, Inc.	4,243	186,310
Media: 1.7%
Nexstar Media Group, Inc. - Class A	2,652	208,554
Metals & Mining: 1.0%
Commercial Metals Co.	7,514	120,374
Oil, Gas & Consumable Fuels: 4.6%
Arch Coal, Inc. - Class A	2,023	167,889
Cabot Oil & Gas Corp.	7,459	166,709
Callon Petroleum Co. (a)	12,153	78,873
Diamondback Energy, Inc.	1,565	145,075
		558,546
Pharmaceuticals: 3.8%
Elanco Animal Health, Inc. (a)	7,824	246,691
Pacira Pharmaceuticals, Inc. (a)	4,899	210,755
		457,446
Professional Services: 2.3%
TransUnion	4,915	279,172
Road & Rail: 1.1%
Schneider National, Inc. - Class B	7,167	133,808
Semiconductors & Semiconductor Equipment: 4.0%
Marvell Technology Group Ltd.	8,314	134,604
Semtech Corp. (a)	3,678	168,710
Teradyne, Inc.	5,949	186,679
		489,993

The Accompanying Notes are an Integral Part of these Financial Statements.

PENN CAPITAL FUNDS TRUST
PENN CAPITAL MANAGED ALPHA SMID CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2018 (UNAUDITED)

	Shares	Value
Software: 4.9%
Five9, Inc. (a)	4,339	$189,701
Nice Ltd. - ADR (a)	2,015	218,043
Tyler Technologies, Inc. (a)	992	184,334
		592,078
Specialty Retail: 3.2%
Burlington Stores, Inc. (a)	1,717	279,304
Floor & Decor Holdings, Inc. - Class A (a)	4,153	107,563
TravelCenters of America LLC (a)	1	2
		386,869
Trading Companies & Distributors: 0.9%
United Rentals, Inc. (a)	1,129	115,756
Water Utilities: 1.8%
Aqua America, Inc.	6,476	221,415
Total Common Stocks (cost $10,278,591)		10,664,300
Real Estate Investment Trusts (REITs): 9.7%
Camden Property Trust	2,614	230,163
CyrusOne, Inc.	4,291	226,908
Healthcare Trust of America, Inc. - Class A	9,559	241,938
Invitation Homes, Inc.	11,771	236,362
MGM Growth Properties LLC - Class A	9,074	239,644
Total REITs (cost $1,246,596)		1,175,015

Short-Term Investment: 2.6%
Money Market Deposit Account - 2.6%
U.S. Bank Money Market Deposit Account, 2.200%	319,509	319,509
Total Short-Term Investment (cost $319,509)		319,509

Total Investments - 100.3% (cost $11,844,696)		12,158,824
Liabilities in Excess of Other Assets (0.3)%		(33,921)
Net Assets: 100.0%		$12,124,903

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	No distribution or dividend was made during the period ending December 31, 2018. As such, it is classified as a non-income producing security as of December 31, 2018.
The cost basis of investments for federal income tax purposes at December 31, 2018 was as follows*:
Cost of investments	$11,844,696
Gross unrealized appreciation	1,210,158
Gross unrealized depreciation	(896,030)
Net unrealized appreciation	$314,128
*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.
Country Exposure (as a percentage of total investments)
United States	90.17%
Bermuda	3.59%
Netherlands	2.04%
Israel	1.80%
Ireland	1.24%
United Kingdom	1.16%
Sector Allocation (as a percentage of total investments) (Unaudited)

The industry classifications presented in this report, present the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

The Accompanying Notes are an Integral Part of these Financial Statements.

PENN CAPITAL FUNDS TRUST
PENN CAPITAL SPECIAL SITUATIONS SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2018 (UNAUDITED)
	Shares	Value
Common Stocks: 95.9%
Banks: 7.3%
FB Financial Corp.	4,588	$160,672
First BanCorp	12,906	110,991
Sterling Bancorp	7,166	118,311
Webster Financial Corp.	1,851	91,236
Western Alliance Bancorp (a)	4,569	180,430
		661,640
Biotechnology: 1.7%
Exelixis, Inc. (a)	7,970	156,770
Capital Markets: 2.1%
Hamilton Lane, Inc. - Class A	2,567	94,979
PJT Partners, Inc. - Class A	2,397	92,908
		187,887
Construction & Engineering: 1.7%
MasTec, Inc. (a)	3,720	150,883
Construction Materials: 1.2%
Summit Materials, Inc. - Class A (a)	8,755	108,562
Diversified Consumer Services: 1.6%
Chegg, Inc. (a)	5,123	145,596
Electrical Equipment: 1.0%
TPI Composites, Inc. (a)	3,820	93,896
Electronic Equipment, Instruments & Components: 0.8%
Itron, Inc. (a)	1,594	75,380
Energy Equipment & Services: 4.8%
Keane Group, Inc. (a)	14,230	116,401
Mammoth Energy Services, Inc.	7,015	126,130
Noble Corp. PLC (a)	44,759	117,269
Patterson-UTI Energy, Inc.	6,657	68,900
		428,700
Entertainment: 3.0%
AMC Entertainment Holdings, Inc. - Class A	10,424	128,007
Zynga, Inc. - Class A (a)	36,416	143,115
		271,122
Food & Staples Retailing: 1.4%
BJ's Wholesale Club Holdings, Inc. (a)	5,672	125,691
Health Care Equipment & Supplies: 6.9%
ICU Medical, Inc. (a)	750	172,222
LivaNova PLC (a)	1,516	138,669
OraSure Technologies, Inc. (a)	12,132	141,702
Wright Medical Group NV (a)	6,343	172,656
		625,249
Health Care Providers & Services: 3.2%
LHC Group, Inc. (a)	1,499	140,726
R1 RCM, Inc. (a)	18,396	146,248
		286,974
	Shares	Value
Health Care Technology: 3.1%
Allscripts Healthcare Solutions, Inc. (a)	14,958	$144,195
Omnicell, Inc. (a)	2,274	139,260
		283,455
Hotels, Restaurants & Leisure: 11.6%
Extended Stay America, Inc.	7,475	115,862
Full House Resorts, Inc. (a)	62,873	127,003
Golden Entertainment, Inc. (a)	10,837	173,609
Penn National Gaming, Inc. (a)	8,066	151,883
Planet Fitness, Inc. - Class A (a)	2,391	128,205
Red Rock Resorts, Inc. - Class A	6,599	134,026
Scientific Games Corp. (a)	5,536	98,984
SeaWorld Entertainment, Inc. (a)	5,407	119,441
		1,049,013
IT Services: 3.9%
Carbonite, Inc. (a)	3,590	90,684
Everi Holdings, Inc. (a)	23,603	121,555
InterXion Holding NV (a)	2,566	138,975
		351,214
Machinery: 5.8%
EnPro Industries, Inc.	1,571	94,417
Evoqua Water Technologies Corp. (a)	13,407	128,707
Gardner Denver Holdings, Inc. (a)	5,768	117,956
Milacron Holdings Corp. (a)	8,786	104,466
Welbilt, Inc. (a)	7,013	77,914
		523,460
Media: 7.1%
The E. W. Scripps Co. - Class A	10,034	157,835
Gray Television, Inc. (a)	11,704	172,517
Nexstar Media Group, Inc. - Class A	1,940	152,561
Sinclair Broadcast Group, Inc. - Class A	6,047	159,278
		642,191
Metals & Mining: 0.8%
Cleveland-Cliffs, Inc. (a)	9,595	73,785
Oil, Gas & Consumable Fuels: 3.4%
Enerplus Corp.	15,042	116,726
Whiting Petroleum Corp. (a)	3,520	79,869
WPX Energy, Inc. (a)	9,911	112,490
		309,085
Pharmaceuticals: 1.5%
Pacira Pharmaceuticals, Inc. (a)	3,180	136,804
Road & Rail: 2.0%
Marten Transport Ltd.	5,522	89,401
Schneider National, Inc. - Class B	4,694	87,637
		177,038

The Accompanying Notes are an Integral Part of these Financial Statements.

PENN CAPITAL FUNDS TRUST
PENN CAPITAL SPECIAL SITUATIONS SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2018 (UNAUDITED)

	Shares	Value
Semiconductors & Semiconductor Equipment: 3.0%
Semtech Corp. (a)	3,439	$157,747
Versum Materials, Inc.	4,109	113,901
		271,648
Software: 7.6%
Five9, Inc. (a)	3,250	142,090
Hortonworks, Inc. (a)	8,188	118,071
Instructure, Inc. (a)	2,814	105,553
Mimecast Ltd. (a)	3,328	111,921
Nice Ltd. - ADR (a)	1,292	139,807
Q2 Holdings, Inc. (a)	1,457	72,194
		689,636
Specialty Retail: 2.3%
Five Below, Inc. (a)	1,233	126,161
Floor & Decor Holdings, Inc. - Class A (a)	3,198	82,828
		208,989
Textiles, Apparel & Luxury Goods: 1.3%
G-III Apparel Group Ltd. (a)	4,328	120,708
Thrifts & Mortgage Finance: 1.4%
WSFS Financial Corp.	3,281	124,383
Trading Companies & Distributors: 3.6%
Beacon Roofing Supply, Inc. (a)	4,602	145,975
DXP Enterprises, Inc. (a)	2,107	58,659
Triton International Ltd.	3,828	118,936
		323,570
Wireless Telecommunication Services: 0.8%
Gogo, Inc. (a)	24,776	74,080
Total Common Stocks (cost $9,142,562)		8,677,409

Contingent Value Right - 0.0%
Media - 0.0%
Media General, Inc. (a)	1,867	93
Total Contingent Value Right (cost $0)		93

Real Estate Investment Trusts (REITs): 3.6%
NexPoint Residential Trust, Inc.	2,779	97,404
Pebblebrook Hotel Trust	3,833	108,512
Physicians Realty Trust	7,194	115,320
Total REITs (cost $353,704)		321,236

Short-Term Investment: 1.0%
Money Market Deposit Account - 1.0%
U.S. Bank Money Market Deposit Account, 2.200%	92,529	92,529
Total Short-Term Investment (cost $92,529)		92,529
	Shares	Value
Total Investments - 100.5% (cost $9,588,795)		$9,091,267
Liabilities in Excess of Other Assets (0.5)%		(45,128)
Net Assets: 100.0%		$9,046,139

Percentages are stated as a percent of net assets.

ADR - American Depository Receipt

(a)	No distribution or dividend was made during the period ending December 31, 2018. As such, it is classified as a non-income producing security as of December 31, 2018.
The cost basis of investments for federal income tax purposes at December 31, 2018 was as follows*:
Cost of investments	$9,588,795
Gross unrealized appreciation	928,413
Gross unrealized depreciation	(1,425,941)
Net unrealized depreciation	$(497,528)
*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.
Country Exposure (as a percentage of total investments)
United States	87.17%
Netherlands	3.43%
United Kingdom	2.82%
Israel	1.54%
Bermuda	1.31%
Canada	1.28%
Jersey	1.23%
Puerto Rico	1.22%
Sector Allocation (as a percentage of total investments) (Unaudited)

The Accompanying Notes are an Integral Part of these Financial Statements.

PENN CAPITAL FUNDS TRUST
PENN CAPITAL MULTI-CREDIT HIGH INCOME FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2018 (UNAUDITED)
	Principal	Value
Corporate Bonds: 56.3%
Aerospace: 1.0%
Bombardier, Inc., 7.750%, 3/15/20 (a)	30,000	$30,450
Bombardier, Inc., 8.750%, 12/1/21 (a)	105,000	108,150
		138,600
Auto Parts & Equipment: 0.8%
American Axle & Manufacturing, Inc., 6.625%, 10/15/22	35,000	34,650
Meritor, Inc., 6.250%, 2/15/24	70,000	66,850
		101,500
Banking: 0.9%
Ally Financial, Inc., 8.000%, 3/15/20	35,000	36,225
Ally Financial, Inc., 5.750%, 11/20/25	90,000	89,550
		125,775
Brokerage: 0.4%
Oppenheimer Holdings, Inc., 6.750%, 7/1/22	60,000	59,400
Building & Construction: 0.5%
Ashton Woods USA LLC, 6.875%, 2/15/21 (a)	24,000	23,040
Ashton Woods USA LLC, 6.750%, 8/1/25 (a)	50,000	43,500
		66,540
Building Materials: 1.5%
Beacon Roofing Supply, Inc., 4.875%, 11/1/25 (a)	75,000	65,906
Griffon Corp., 5.250%, 3/1/22	105,000	95,025
U.S. Concrete, Inc., 6.375%, 6/1/24	50,000	46,000
		206,931
Computer Hardware: 1.1%
Dell International LLC, 8.100%, 7/15/36 (a)	45,000	48,556
Dell International LLC, 5.875%, 6/15/21 (a)	25,000	24,972
NCR Corp., 5.000%, 7/15/22	35,000	32,987
NCR Corp., 6.375%, 12/15/23	50,000	48,461
		154,976
Consumer/Commercial/Lease Financing: 2.2%
DAE Funding LLC, 5.750%, 11/15/23 (a)	65,000	64,350
Navient Corp., 5.875%, 10/25/24	65,000	54,275
Navient Corp., 7.250%, 9/25/23	35,000	32,112
Navient Corp., 6.125%, 3/25/24	15,000	12,863
Park Aerospace Holdings Ltd., 5.250%, 8/15/22 (a)	100,000	96,750
Park Aerospace Holdings Ltd., 4.500%, 3/15/23 (a)	45,000	42,075
		302,425
Consumer-Products: 0.7%
HLF Financing Sarl LLC, 7.250%, 8/15/26 (a)	95,000	93,575
Electric-Generation: 1.2%
Calpine Corp., 5.875%, 1/15/24 (a)	25,000	24,500
Calpine Corp., 5.375%, 1/15/23	35,000	32,812
Vistra Operations Co. LLC, 5.500%, 9/1/26 (a)	105,000	101,063
		158,375
	Principal	Value
Electric-Integrated: 0.5%
Talen Energy Supply LLC, 9.500%, 7/15/22 (a)	70,000	$70,350
Energy-Exploration & Production: 5.6%
Callon Petroleum Co., 6.125%, 10/1/24	35,000	32,550
Carrizo Oil & Gas, Inc., 8.250%, 7/15/25	25,000	24,500
Chesapeake Energy Corp., 7.000%, 10/1/24	50,000	43,250
Comstock Escrow Corp., 9.750%, 8/15/26 (a)	105,000	88,725
Covey Park Energy LLC, 7.500%, 5/15/25 (a)	35,000	30,100
Eclipse Resources Corp., 8.875%, 7/15/23	70,000	60,025
Gulfport Energy Corp., 6.625%, 5/1/23	15,000	14,175
Gulfport Energy Corp., 6.000%, 10/15/24	60,000	53,100
Jagged Peak Energy LLC, 5.875%, 5/1/26 (a)	40,000	37,200
Matador Resources Co., 5.875%, 9/15/26	50,000	46,000
Murphy Oil Corp., 5.750%, 8/15/25	55,000	51,397
Oasis Petroleum, Inc., 6.250%, 5/1/26 (a)	50,000	42,000
PDC Energy, Inc., 6.125%, 9/15/24	50,000	46,250
Range Resources Corp., 5.000%, 8/15/22	80,000	71,600
Resolute Energy Corp., 8.500%, 5/1/20	90,000	88,650
Southwestern Energy Co., 6.200%, 1/23/25	35,000	31,281
		760,803
Entertainment: 1.0%
AMC Entertainment Holdings, Inc., 5.750%, 6/15/25	110,000	96,800
National CineMedia LLC, 5.750%, 8/15/26	40,000	35,911
		132,711
Food & Drug Retailers: 1.0%
Albertsons Cos LLC., 6.625%, 6/15/24	75,000	69,562
Ingles Markets, Inc., 5.750%, 6/15/23	65,000	64,188
		133,750
Food-Wholesale: 0.9%
Pilgrim's Pride Corp., 5.750%, 3/15/25 (a)	60,000	56,250
Simmons Foods, Inc., 5.750%, 11/1/24 (a)	90,000	63,900
		120,150
Forestry/Paper: 0.9%
Mercer International, Inc., 7.375%, 1/15/25 (a)	40,000	39,900
Rayonier AM Products, Inc., 5.500%, 6/1/24 (a)	100,000	88,250
		128,150
Gaming: 1.8%
Gateway Casinos & Entertainment Ltd., 8.250%, 3/1/24 (a)	40,000	40,600
Scientific Games International, Inc., 10.000%, 12/1/22	35,000	35,437
Stars Group Holdings BV, 7.000%, 7/15/26 (a)	50,000	48,625
The Enterprise Development Authority, 12.000%, 7/15/24 (a)	70,000	63,700
Wynn Las Vegas LLC, 5.500%, 3/1/25 (a)	55,000	51,288
		239,650

The Accompanying Notes are an Integral Part of these Financial Statements.

PENN CAPITAL FUNDS TRUST
PENN CAPITAL MULTI-CREDIT HIGH INCOME FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2018 (UNAUDITED)

	Principal	Value
Gas Distribution: 2.5%
DCP Midstream Operating LP, 5.850% (3 Month US LIBOR + 3.850%), 5/21/43 (a)(b)	90,000	$72,000
DCP Midstream Operating LP, 3.875%, 3/15/23	55,000	51,562
Enterprise Products Operating LLC, 4.875% (3 Month US LIBOR + 2.986%), 8/16/77 (b)	50,000	41,447
NGL Energy Partners LP, 5.125%, 7/15/19	25,000	24,813
NGL Energy Partners LP, 7.500%, 11/1/23	55,000	52,800
NGPL PipeCo LLC, 7.768%, 12/15/37 (a)	45,000	51,300
Rockies Express Pipeline LLC, 6.875%, 4/15/40 (a)	45,000	47,025
		340,947
Health Services: 0.3%
Agiliti Health, Inc., 7.625%, 8/15/20	35,000	34,738
Hospitals: 0.8%
Tenet Healthcare Corp., 8.125%, 4/1/22	40,000	40,100
Tenet Healthcare Corp., 6.750%, 6/15/23	70,000	65,713
		105,813
Hotels: 0.2%
Marriott Ownership Resorts, Inc., 6.500%, 9/15/26 (a)	30,000	28,950
Household & Leisure Products/Durables: 0.3%
Tempur Sealy International, Inc., 5.500%, 6/15/26	45,000	41,063
Investments & Miscellaneous Financial Services: 1.2%
Icahn Enterprises LP, 6.750%, 2/1/24	110,000	108,900
Icahn Enterprises LP, 6.375%, 12/15/25	60,000	57,750
		166,650
Machinery Companies: 0.4%
Zekelman Industries, Inc., 9.875%, 6/15/23 (a)	50,000	52,625
Media-Broadcast: 2.2%
Gray Escrow, Inc., 7.000%, 5/15/27 (a)	30,000	29,248
Gray Television, Inc., 5.875%, 7/15/26 (a)	25,000	23,307
Gray Television, Inc., 5.125%, 10/15/24 (a)	65,000	59,930
Salem Media Group, Inc., 6.750%, 6/1/24 (a)	45,000	39,938
Sinclair Television Group, Inc., 5.625%, 8/1/24 (a)	30,000	28,125
Townsquare Media, Inc., 6.500%, 4/1/23 (a)	40,000	36,800
Univision Communications, Inc., 5.125%, 5/15/23 (a)	50,000	44,875
Urban One, Inc., 7.375%, 10/15/22 (a)	45,000	42,525
		304,748
Media-Cable: 3.7%
Altice France SA, 6.250%, 5/15/24 (a)	250,000	233,125
CSC Holdings LLC, 6.750%, 11/15/21	65,000	66,625
DISH DBS Corp., 5.875%, 7/15/22	185,000	170,200
DISH DBS Corp., 7.750%, 7/1/26	40,000	33,100
		503,050
	Principal	Value
Media-Services: 0.3%
Clear Channel Worldwide Holdings, Inc., 7.625%, 3/15/20	40,000	$39,300
Metals/Mining Excluding Steel: 2.5%
Alliance Resource Operating Partners LP, 7.500%, 5/1/25 (a)	65,000	65,162
Cleveland-Cliffs, Inc., 5.750%, 3/1/25	75,000	67,500
CONSOL Energy, Inc., 11.000%, 11/15/25 (a)	90,000	98,550
Freeport-McMoRan, Inc., 3.875%, 3/15/23	5,000	4,625
Freeport-McMoRan, Inc., 4.550%, 11/14/24	15,000	13,837
Peabody Energy Corp., 6.375%, 3/31/25 (a)	45,000	41,850
Teck Resources Ltd., 6.250%, 7/15/41	25,000	23,688
Teck Resources Ltd., 5.200%, 3/1/42	35,000	29,400
		344,612
Multi-Line Insurance: 0.6%
Genworth Holdings, Inc., 7.625%, 9/24/21	80,000	79,000
Non-Food & Drug Retailers: 0.6%
Hot Topic, Inc., 9.250%, 6/15/21 (a)	50,000	49,000
The Men's Wearhouse, Inc., 7.000%, 7/1/22	31,000	31,155
		80,155
Oil Field Equipment & Services: 2.1%
Apergy Corp., 6.375%, 5/1/26	35,000	33,950
CSI Compressco LP, 7.500%, 4/1/25 (a)	25,000	23,250
CSI Compressco LP, 7.250%, 8/15/22	45,000	39,600
Nabors Industries, Inc., 4.625%, 9/15/21	50,000	44,832
Nabors Industries, Inc., 5.500%, 1/15/23	60,000	47,621
Noble Holding International Ltd., 7.750%, 1/15/24	50,000	37,875
Transocean, Inc., 6.800%, 3/15/38	45,000	29,925
Transocean, Inc., 9.000%, 7/15/23 (a)	30,000	29,850
		286,903
Oil Refining & Marketing: 0.6%
PBF Holding Co. LLC, 7.000%, 11/15/23	20,000	19,100
PBF Holding Co. LLC, 7.250%, 6/15/25	60,000	56,400
		75,500
Pharmaceuticals & Devices: 4.4%
Endo Finance LLC, 5.375%, 1/15/23 (a)	55,000	41,800
Jaguar Holding Co. II, 6.375%, 8/1/23 (a)	90,000	86,003
Kinetic Concepts, Inc., 12.500%, 11/1/21 (a)	100,000	107,000
Mallinckrodt International Finance SA, 5.750%, 8/1/22 (a)	60,000	51,600
Mallinckrodt International Finance SA, 4.875%, 4/15/20 (a)	45,000	43,425
Bausch Health Cos, Inc., 5.875%, 5/15/23 (a)	210,000	194,250
Bausch Health Cos, Inc., 6.125%, 4/15/25 (a)	35,000	30,538
Bausch Health Cos, Inc., 9.250%, 4/1/26 (a)	30,000	30,000
		584,616

The Accompanying Notes are an Integral Part of these Financial Statements.

PENN CAPITAL FUNDS TRUST
PENN CAPITAL MULTI-CREDIT HIGH INCOME FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2018 (UNAUDITED)

	Principal	Value
Printing & Publishing: 1.3%
Lee Enterprises, Inc., 9.500%, 3/15/22 (a)	45,000	$45,900
Meredith Corp., 6.875%, 2/1/26 (a)	130,000	127,075
		172,975
Railroads: 0.4%
Watco Cos LLC, 6.375%, 4/1/23 (a)	60,000	60,150
Real Estate Development & Management: 0.2%
Realogy Group LLC, 4.875%, 6/1/23 (a)	35,000	30,450
Support-Services: 1.1%
The Hertz Corp., 7.625%, 6/1/22 (a)	85,000	80,112
Staples, Inc., 8.500%, 9/15/25 (a)	40,000	36,088
The ADT Security Corp., 4.875%, 7/15/32 (a)	50,000	37,000
		153,200
Telecom-Integrated/Services: 5.6%
CenturyLink, Inc., 7.600%, 9/15/39	75,000	59,250
CenturyLink, Inc., 7.500%, 4/1/24	80,000	77,200
Cogent Communications Finance, Inc., 5.625%, 4/15/21 (a)	65,000	64,675
Consolidated Communications, Inc., 6.500%, 10/1/22	70,000	61,600
Frontier Communications Corp., 8.750%, 4/15/22	40,000	25,300
Frontier Communications Corp., 10.500%, 9/15/22	40,000	27,800
Gogo Intermediate Holdings LLC, 12.500%, 7/1/22 (a)	90,000	96,352
Intelsat Connect Finance SA, 9.500%, 2/15/23 (a)	80,000	68,800
Intelsat Luxembourg SA, 7.750%, 6/1/21	75,000	68,250
Level 3 Financing, Inc., 5.125%, 5/1/23	40,000	38,600
Qwest Corp., 6.875%, 9/15/33	45,000	40,228
Uniti Group LP, 6.000%, 4/15/23 (a)	65,000	58,825
Uniti Group LP, 7.125%, 12/15/24 (a)	25,000	20,500
Windstream Services LLC, 7.750%, 10/15/20	91,000	57,330
		764,710
Telecom-Wireless: 2.5%
GTT Communications, Inc., 7.875%, 12/31/24 (a)	35,000	30,275
Sprint Capital Corp., 6.875%, 11/15/28	55,000	51,975
Sprint Communications, Inc., 6.000%, 11/15/22	25,000	24,533
Sprint Corp., 7.250%, 9/15/21	20,000	20,470
Sprint Corp., 7.875%, 9/15/23	40,000	41,050
Sprint Corp., 7.125%, 6/15/24	90,000	89,195
Sprint Corp., 7.625%, 3/1/26	25,000	24,688
Telesat Canada, 8.875%, 11/15/24 (a)	25,000	26,000
United States Cellular Corp., 6.700%, 12/15/33	30,000	29,148
		337,334
	Principal	Value
Transportation Excluding Air/Rail: 0.5%
Deck Chassis Acquisition, Inc., 10.000%, 6/15/23 (a)	70,000	$67,200
Total Corporate Bonds (cost $8,068,829)		7,648,350

Convertible Bond: 0.3%
Telecom-Wireless: 0.3%
Gogo, Inc., 3.750%, 3/1/20	40,000	34,052
Total Convertible Bond (cost $34,728)		34,052
Bank Loans: 14.3% (c)
Automotive: 0.7%
Navistar International Corp., 6.312% (1 Month US LIBOR + 3.750%), 7/30/25	99,750	95,261
Chemical Companies: 0.4%
Tronox Blocked Borrower LLC, 5.522% (1 Month US LIBOR + 3.000%), 9/22/24	34,535	33,449
Tronox Finance LLC, 5.522% (1 Month US LIBOR + 3.000%), 9/22/24	14,965	14,495
		47,944
Consumer-Products: 1.1%
BDF Acquisition Corp., 7.772% (1 Month US LIBOR + 5.250%), 8/8/23	49,610	45,766
HLF Financing Sarl LLC, 5.772% (1 Month US LIBOR + 3.250%), 8/16/25	49,875	48,414
JP Intermediate B LLC, 8.153% (3 Month US LIBOR + 5.500%), 11/20/25	50,000	47,750
		141,930
Environmental & Waste: 0.3%
GFL Environmental, Inc., 5.522% (1 Month US LIBOR + 3.000%), 5/31/25	49,875	46,408
Food-Wholesale: 0.8%
JBS USA LUX SA, 5.260% (3 Month US LIBOR + 2.500%), 10/30/22	60,000	57,600
Weight Watchers International, Inc., 7.560% (3 Month US LIBOR + 4.750%), 11/29/24	50,000	49,290
		106,890
Gaming: 0.4%
Stars Group Holdings BV, 6.303% (3 Month US LIBOR + 3.500%), 7/10/25	50,000	48,209
Gas Distribution: 0.4%
Woodford Express LLC, 7.522% (3 Month US LIBOR + 5.000%), 1/26/25	49,625	47,103
Health Care Providers & Services: 0.4%
R1 RCM, Inc., 7.772% (1 Month US LIBOR + 5.250%), 5/8/25	49,750	49,004
Health Services: 0.9%
American Renal Holdings, Inc., 5.772% (1 Month US LIBOR + 3.250%), 6/22/24	74,684	72,817
Gentiva Health Services, Inc., 6.312% (1 Month US LIBOR + 3.750%), 7/2/25	48,747	47,163
		119,980

The Accompanying Notes are an Integral Part of these Financial Statements.

PENN CAPITAL FUNDS TRUST
PENN CAPITAL MULTI-CREDIT HIGH INCOME FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2018 (UNAUDITED)

	Principal	Value
Hotels: 0.4%
Marriott Ownership Resorts, Inc., 4.772% (1 Month US LIBOR + 2.250%), 8/29/25	50,000	$48,750
Industrial Conglomerates: 0.4%
Deliver Buyer, Inc., 7.707% (3 Month US LIBOR + 5.000%), 5/1/24	49,747	48,690
Investments & Miscellaneous Financial Services: 1.1%
Edelman Financial Center LLC, 5.686% (3 Month US LIBOR + 3.250%), 7/19/25	50,000	48,035
Russell Investments US Institutional Holdco, Inc., 5.772% (1 Month US LIBOR + 3.250%), 6/1/23	49,618	48,325
VeriFone Systems, Inc., 6.644% (3 Month US LIBOR + 4.000%), 8/20/25	50,000	48,197
		144,557
Media-Broadcast: 0.3%
Univision Communications, Inc., 5.272% (1 Month US LIBOR + 2.750%), 3/15/24	50,000	45,146
Metals & Mining: 0.7%
Big River Steel LLC, 7.803% (3 Month US LIBOR + 5.000%), 8/23/23	99,497	98,253
Metals/Mining Excluding Steel: 0.7%
Aleris International, Inc., 7.245% (2 Month US LIBOR + 4.750%), 2/27/23	49,750	49,222
American Rock Salt Co. LLC, 6.272% (1 Month US LIBOR + 3.750%), 3/21/25	50,000	48,375
		97,597
Mortgage Real Estate Investment Trusts (REITs): 0.4%
GGP Nimbus LP, 5.022% (1 Month US LIBOR + 2.500%), 8/24/25	50,000	47,016
Multi-Line Insurance: 0.4%
Asurion LLC, 5.230% (1 Month US LIBOR + 3.000%), 8/4/22	50,000	47,928
Non-Food & Drug Retailers: 0.4%
The Men's Wearhouse, Inc., 5.599% (1 Month US LIBOR + 3.250%), 4/9/25	49,625	47,702
Pharmaceuticals: 0.4%
Amneal Pharmaceuticals LLC, 6.062% (1 Month US LIBOR + 3.500%), 5/4/25	49,738	47,044
Pharmaceuticals & Devices: 0.7%
Endo International PLC, 6.812% (1 Month US LIBOR + 4.250%), 4/27/24	49,622	46,893
Bausch Health Cos, Inc., 5.379% (1 Month US LIBOR + 3.000%), 6/1/25	48,125	45,866
		92,759
Restaurants: 0.5%
Del Frisco's Restaurant Group, Inc., 8.562% (1 Month US LIBOR + 6.000%), 6/27/25	74,625	68,282
	Principal	Value
Software/Services: 0.9%
Go Daddy Operating Co. LLC, 3.600% (1 Month US LIBOR + 2.250%), 2/15/24	50,000	$47,650
New Media Holdings II LLC, 8.595% (1 Month US LIBOR + 6.250%), 7/14/22	74,623	73,690
		121,340
Specialty Retail: 0.3%
Staples, Inc., 6.541% (3 Month US LIBOR + 4.000%), 9/12/24	49,749	47,593
Support-Services: 0.4%
UOS LLC, 8.022% (1 Month US LIBOR + 5.500%), 4/18/23	49,873	49,624
Telecom-Integrated/Services: 1.0%
Altice France SA, 6.455% (1 Month US LIBOR + 4.000%), 1/31/26	50,000	47,125
Frontier Communications Corp., 5.280% (1 Month US LIBOR + 2.750%), 3/31/21	47,917	45,449
Maxar Technologies Ltd., 5.148% (3 Month US LIBOR + 2.750%), 10/5/24	50,000	45,875
		138,449
Transportation Excluding Air/Rail: 0.3%
YRC Worldwide, Inc., 11.022% (1 Month US LIBOR + 8.500%), 7/26/22	49,604	46,400
Total Bank Loans (cost $2,003,055)		1,939,859

	Shares
Common Stock: 0.0%
Media-Cable: 0.0%
ACC Claims Holdings LLC (d)(e)	11,610	—
Total Common Stock (cost $237)		—

Mutual Fund: 24.4%
Bank Loan Related: 24.4%
Penn Capital Defensive Floating Rate Income Fund - Institutional Class (f)	342,389	3,317,753
Total Mutual Fund (cost $3,474,135)		3,317,753

Preferred Stock: 0.0%
Spanish Broadcasting Systems, Inc. 10.750% Cash or 10.750% PIK (d)(g)	1	40
Total Preferred Stock (cost $613)		40

	Principal Amount
U.S. Government Notes: 2.0%
United States Treasury Fixed Rate Note 2.875%, 10/31/20	$135,000	135,822
United States Treasury Fixed Rate Note 2.750%, 11/30/20	140,000	140,608
Total U.S. Government Notes (cost $275,150)		276,430

The Accompanying Notes are an Integral Part of these Financial Statements.

PENN CAPITAL FUNDS TRUST
PENN CAPITAL MULTI-CREDIT HIGH INCOME FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2018 (UNAUDITED)

	Principal	Value
Short-Term Investment: 3.4%
Money Market Deposit Account: 3.4%
U.S. Bank Money Market Deposit Account, 2.200%	456,968	$456,968
Total Short-Term Investment (cost $456,968)		456,968

Total Investments - 100.7% (cost $14,313,715)		$13,673,452
Liabilities in Excess of Other Assets (0.7)%		(92,963)
Net Assets: 100.0%		$13,580,489
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.” As of December 31, 2018, the value of these investments was $4,019,228, or 29.6% of total net assets.
(b)	Variable rate security. The rate listed is as of December 31, 2018.
(c)	Bank Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.
(d)	This security is currently being fair valued in accordance with procedures established by the Board of Trustees and is deemed a Level 3 security as it is valued using significant unobservable inputs.
(e)	No distribution or dividend was made during the period ending December 31, 2018. As such, it is classified as a non-income producing security as of December 31, 2018.
(f)	Affiliated company. See Note 7.
(g)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. No distribution or dividend was made during the period ended December 31, 2018. As such, it is classified as a non-income producing security as of December 31, 2018.
The cost basis of investments for federal income tax purposes at December 31, 2018 was as follows*:
Cost of investments	$14,313,715
Gross unrealized appreciation	47,880
Gross unrealized depreciation	(688,143)
Net unrealized depreciation	$(640,263)
*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.
Country Exposure (as a percentage of total investments) (Unaudited)
United States	90.98%
Canada	3.53%
Cayman Islands	1.73%
France	1.70%
Luxembourg	1.70%
Netherlands	0.36%
Asset Type (as a percentage of total investments)

The Accompanying Notes are an Integral Part of these Financial Statements.

PENN CAPITAL FUNDS TRUST
PENN CAPITAL DEFENSIVE FLOATING RATE INCOME FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2018 (UNAUDITED)
	Principal	Value
Bank Loans: 86.4% (a)
Aerospace: 0.3%
Ducommun, Inc., 6.522% (1 Month US LIBOR + 4.000%), 11/21/25	121,354	$118,320
Airline Companies: 1.3%
American Airlines, Inc., 4.256% (1 Month US LIBOR + 1.750%), 6/27/25	334,545	312,381
United Airlines, Inc., 4.272% (1 Month US LIBOR + 1.750%), 4/1/24	149,619	143,261
		455,642
Auto Parts & Equipment: 0.4%
Gates Global LLC, 5.272% (1 Month US LIBOR + 2.750%), 3/31/24	149,621	141,812
Automotive: 0.7%
Navistar, Inc., 5.890% (1 Month US LIBOR + 3.500%), 11/6/24	248,125	238,820
Building & Construction: 0.3%
Janus International Group LLC, 5.522% (1 Month US LIBOR + 3.000%), 2/15/25	124,063	119,720
Building Materials: 1.4%
Beacon Roofing Supply, Inc., 4.570% (1 Month US LIBOR + 2.250%), 1/2/25	149,623	141,992
Foundation Building Materials LLC, 5.705% (1 Month US LIBOR + 3.250%), 7/30/25	150,000	140,250
Quikrete Holdings, Inc., 5.272% (1 Month US LIBOR + 2.750%), 11/15/23	240,385	228,517
		510,759
Building Products: 0.7%
Atkore International, Inc., 5.560% (3 Month US LIBOR + 2.750%), 12/22/23	245,025	236,858
Chemical Companies: 1.8%
AOC Aliancys, 6.831% (3 Month US LIBOR + 4.250%), 8/1/25	74,625	72,573
Encapsys LLC, 5.772% (1 Month US LIBOR + 3.250%), 10/27/24	124,063	120,444
HB Fuller Co., 4.470% (1 Month US LIBOR + 2.000%), 10/20/24	228,401	214,354
Tronox Blocked Borrower LLC, 5.522% (1 Month US LIBOR + 3.000%), 9/22/24	172,674	167,247
Tronox Finance LLC, 5.522% (1 Month US LIBOR + 3.000%), 9/22/24	74,826	72,474
		647,092
Computer Hardware: 0.4%
Dell International LLC, 4.280% (1 Month US LIBOR + 1.750%), 9/7/21	150,000	145,469
Consumer/Commercial/Lease Financing: 0.6%
Avolon TLB Borrower 1 US LLC, 4.470% (1 Month US LIBOR + 2.000%), 1/15/25	207,143	198,685
	Principal	Value
Consumer-Products: 1.9%
BDF Acquisition Corp., 7.772% (1 Month US LIBOR + 5.250%), 8/8/23	198,442	$183,062
HLF Financing Sarl LLC, 5.772% (1 Month US LIBOR + 3.250%), 8/16/25	249,375	242,071
JP Intermediate B LLC, 8.153% (3 Month US LIBOR + 5.500%), 11/20/25	150,000	143,250
Lifetime Brands, Inc., 6.022% (1 Month US LIBOR + 3.500%), 2/28/25	124,063	118,325
		686,708
Defense: 0.4%
KeyW Holding Corp., 6.887% (1 Month US LIBOR + 4.500%), 5/8/24	139,535	137,267
Diversified Capital Goods: 1.0%
Harsco Corp., 4.812% (1 Month US LIBOR + 2.250%), 12/8/24	246,267	240,726
Thermon Industries, Inc., 6.099% (1 Month US LIBOR + 3.750%), 10/30/24	110,063	107,036
		347,762
Diversified Financial Services: 0.6%
Canyon Valor Cos, Inc., 5.553% (3 Month US LIBOR + 2.750%), 6/16/23	234,798	225,171
Diversified Telecommunication Services: 0.7%
Consolidated Communications, Inc., 5.530% (1 Month US LIBOR + 3.000%), 10/5/23	246,556	230,221
Electric Utilities: 0.3%
Compass Power Generation LLC, 6.022% (1 Month US LIBOR + 3.500%), 12/20/24	123,403	121,552
Electric-Generation: 2.6%
Calpine Corp., 5.310% (3 Month US LIBOR + 2.500%), 1/15/23	240,667	228,634
Edgewater Generation LLC, 6.272% (1 Month US LIBOR + 3.750%), 12/13/25	175,000	170,844
Exgen Renewables IV LLC, 5.710% (3 Month US LIBOR + 3.000%), 11/28/24	122,587	115,845
Lightstone Holdco LLC, 6.272% (1 Month US LIBOR + 3.750%), 1/30/24	299,752	283,017
Lightstone Holdco LLC, 6.272% (1 Month US LIBOR + 3.750%), 1/30/24	16,099	15,200
TerraForm Power Operating LLC, 4.522% (1 Month US LIBOR + 2.000%), 11/8/22	123,750	119,316
		932,856
Electric-Integrated: 1.1%
Pike Corp., 6.030% (1 Month US LIBOR + 3.500%), 3/23/25	240,109	234,606
Talen Energy Supply LLC, 6.522% (1 Month US LIBOR + 4.000%), 4/13/24	174,376	171,687
		406,293

The Accompanying Notes are an Integral Part of these Financial Statements.

PENN CAPITAL FUNDS TRUST
PENN CAPITAL DEFENSIVE FLOATING RATE INCOME FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2018 (UNAUDITED)

	Principal	Value
Entertainment: 3.1%
Alterra Mountain Co., 5.522% (1 Month US LIBOR + 3.000%), 7/31/24	247,500	$236,776
Crown Finance US, Inc., 5.022% (1 Month US LIBOR + 2.500%), 2/28/25	223,561	210,892
Formula One Management Ltd., 5.022% (1 Month US LIBOR + 2.500%), 2/1/24	200,000	188,666
Life Time Fitness, Inc., 5.457% (3 Month US LIBOR + 2.750%), 6/15/22	242,561	232,926
SeaWorld Parks & Entertainment, Inc., 5.522% (1 month US LIBOR + 3.000%), 3/31/24	247,797	236,027
		1,105,287
Environmental & Waste: 0.5%
GFL Environmental, Inc., 5.522% (1 Month US LIBOR + 3.000%), 5/31/25	199,499	185,634
Food & Drug Retailers: 0.7%
Albertson's LLC, 5.822% (3 Month US LIBOR + 3.000%), 12/21/22	244,408	234,189
Food-Wholesale: 1.7%
American Seafoods Group LLC, 5.280% (1 Month US LIBOR + 2.750%), 8/21/23	239,099	229,237
JBS USA LUX SA, 5.260% (3 Month US LIBOR + 2.500%), 10/30/22	245,625	235,800
Weight Watchers International, Inc., 7.560% (3 Month US LIBOR + 4.750%), 11/29/24	148,052	145,954
		610,991
Gaming: 3.0%
Boyd Gaming Corp., 4.661% (1 Week US LIBOR + 2.250%), 9/15/23	227,892	219,061
Eldorado Resorts, Inc., 4.750% (2 Month US LIBOR + 2.000%), 4/17/24	164,957	157,397
Gateway Casinos & Entertainment Ltd., 5.803% (3 Month US LIBOR + 3.000%), 3/13/25	224,062	214,539
Scientific Games International, Inc., 5.270% (2 Month US LIBOR + 2.750%), 8/14/24	247,505	231,682
Stars Group Holdings BV, 6.303% (3 Month US LIBOR + 3.500%), 7/10/25	248,999	240,078
		1,062,757
Gas Distribution: 0.3%
Woodford Express LLC, 7.522% (1 Month US LIBOR + 5.000%), 1/26/25	124,063	117,756
Gas Utilities: 0.7%
Vistra Operations Co. LLC, 4.772% (1 Month US LIBOR + 2.250%), 12/14/23	245,000	234,997
	Principal	Value
Health Care Equipment & Supplies: 0.9%
Exactech, Inc., 6.272% (1 Month US LIBOR + 3.750%), 2/14/25	124,063	$120,961
Mallinckrodt International Finance SA, 5.553% (3 Month US LIBOR + 2.750%), 9/24/24	203,623	186,315
		307,276
Health Care Providers & Services: 1.2%
Press Ganey Holdings, Inc., 5.272% (1 Month US LIBOR + 2.750%), 10/23/23	223,171	213,965
Prospect Medical Holdings, Inc., 7.937% (1 Month US LIBOR + 5.500%), 2/24/24	124,063	122,202
R1 RCM, Inc., 7.772% (1 Month US LIBOR + 5.250%), 5/8/25	74,625	73,506
		409,673
Health Services: 3.5%
Acadia Healthcare Co., Inc., 5.022% (1 Month US LIBOR + 2.500%), 2/16/23	236,726	227,922
American Renal Holdings, Inc., 5.772% (1 Month US LIBOR + 3.250%), 6/22/24	223,674	218,082
Concentra, Inc., 5.130% (1 Month US LIBOR + 2.750%), 6/1/22	239,804	229,013
Envision Healthcare Corp., 6.272% (1 Month US LIBOR + 3.750%), 10/11/25	100,000	92,964
Gentiva Health Services, Inc., 6.312% (1 Month US LIBOR + 3.750%), 7/2/25	243,733	235,812
Select Medical Corp., 4.960% (1 Month US LIBOR + 2.500%), 3/6/25	245,625	234,572
		1,238,365
Hotels: 1.4%
Belmond Interfin Ltd., 5.272% (1 Month US LIBOR + 2.750%), 7/3/24	246,250	243,583
Marriott Ownership Resorts, Inc., 4.772% (1 Month US LIBOR + 2.250%), 8/29/25	250,000	243,750
		487,333
Industrial Conglomerates: 1.0%
Deliver Buyer, Inc., 7.707% (3 Month US LIBOR + 5.000%), 5/1/24	149,242	146,071
MTS Systems Corp., 5.710% (1 month US LIBOR + 3.250%), 7/5/23	213,704	205,690
		351,761
Insurance: 0.5%
Meredith Corp., 5.272% (1 Month US LIBOR + 2.750%), 1/31/25	177,431	171,960
Internet & Direct Marketing Retail: 0.6%
Shutterfly, Inc., 5.280% (1 Month US LIBOR + 2.750%), 8/17/24	224,126	216,423

The Accompanying Notes are an Integral Part of these Financial Statements.

PENN CAPITAL FUNDS TRUST
PENN CAPITAL DEFENSIVE FLOATING RATE INCOME FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2018 (UNAUDITED)

	Principal	Value
Investments & Miscellaneous Financial Services: 5.6%
DJO Finance LLC, 5.480% (1 Month US LIBOR + 3.250%), 6/7/20	149,612	$147,443
The Edelman Financial Center LLC, 5.686% (3 Month US LIBOR + 3.250%), 7/19/25	200,000	192,142
FinCo I LLC, 4.522% (1 Month US LIBOR + 2.000%), 12/27/22	214,387	207,634
iStar, Inc., 5.175% (1 Month US LIBOR + 2.750%), 6/28/23	248,750	238,178
LPL Holdings, Inc., 4.729% (1 Month US LIBOR + 2.250%), 9/21/24	246,258	236,563
Russell Investments US Institutional Holdco, Inc., 5.772% (1 Month US LIBOR + 3.250%), 6/1/23	343,240	334,291
Trans Union LLC, 4.522% (1 Month US LIBOR + 2.000%), 6/19/25	248,750	239,422
VeriFone Systems, Inc., 6.644% (3 Month US LIBOR + 4.000%), 8/20/25	200,000	192,786
WisdomTree International Holdings Ltd., 4.205% (1 Month US LIBOR + 1.750%), 1/31/21	200,000	198,000
		1,986,459
IT Services: 1.3%
NAB Holdings LLC, 5.803% (3 Month US LIBOR + 3.000%), 6/30/24	246,884	234,231
Pi US Mergerco, Inc., 6.022% (1 Month US LIBOR + 3.500%), 1/1/25	248,125	239,441
		473,672
Machinery: 0.8%
Milacron LLC, 5.022% (1 Month US LIBOR + 2.500%), 9/28/23	145,652	136,185
Savage Enterprises LLC, 6.880% (1 Month US LIBOR + 4.500%), 8/1/25	144,034	141,694
		277,879
Machinery Companies: 0.6%
Welbilt, Inc., 5.022% (1 Month US LIBOR + 2.500%), 10/23/25	237,500	225,822
Media-Broadcast: 4.9%
Beasley Mezzanine Holdings LLC, 6.470% (1 Month US LIBOR + 4.000%), 11/1/23	241,265	236,439
CBS Radio, Inc., 5.256% (1 Month US LIBOR + 2.750%), 11/17/24	146,046	137,283
CSC Holdings LLC, 4.705% (1 Month US LIBOR + 2.250%), 7/17/25	246,867	233,660
Gray Television, Inc., 4.599% (1 Month US LIBOR + 2.250%), 2/7/24	231,834	221,981
Lions Gate Capital Holdings LLC, 4.772% (1 Month US LIBOR + 2.250%), 3/24/25	124,063	119,178
Sinclair Television Group, Inc., 4.780% (1 Month US LIBOR + 2.250%), 1/3/24	245,000	232,137
Univision Communications, Inc., 5.272% (1 Month US LIBOR + 2.750%), 3/15/24	246,621	222,679
	Principal	Value
Urban One, Inc., 6.530% (1 Month US LIBOR + 4.000%), 4/18/23	115,106	$109,639
WideOpenWest Finance LLC, 5.720% (1 Month US LIBOR + 3.250%), 8/19/23	246,875	228,051
		1,741,047
Media-Cable: 1.3%
Cogeco Communications USA II LP, 4.897% (1 Month US LIBOR + 2.375%), 1/31/25	250,000	236,043
Radiate Holdco LLC, 5.522% (1 Month US LIBOR + 3.000%), 2/1/24	245,625	231,155
		467,198
Metals & Mining: 2.2%
Big River Steel LLC, 7.803% (3 Month US LIBOR + 5.000%), 8/23/23	296,749	293,039
Peabody Energy Corp., 5.272% (1 Month US LIBOR + 2.750%), 3/31/25	248,747	240,663
Zekelman Industries, Inc., 4.862% (3 Month US LIBOR + 2.250%), 6/14/21	244,397	235,599
		769,301
Metals/Mining Excluding Steel: 1.0%
Aleris International, Inc., 7.245% (2 Month US LIBOR + 4.750%), 2/27/23	149,250	147,665
American Rock Salt Co. LLC, 6.272% (1 Month US LIBOR + 3.750%), 3/21/25	198,874	192,411
		340,076
Mortgage Real Estate Investment Trusts (REITs): 0.7%
GGP Nimbus LP, 5.022% (1 Month US LIBOR + 2.500%), 8/24/25	250,000	235,078
Multi-Line Insurance: 1.0%
Asurion LLC, 5.230% (1 Month US LIBOR + 3.000%), 8/4/22	137,573	131,874
HUB International Ltd., 5.490% (3 Month US LIBOR + 2.750%), 4/25/25	248,750	234,370
		366,244
Multi-Utilities: 0.6%
PowerTeam Services LLC, 6.063% (3 Month US LIBOR + 3.250%), 3/5/25	219,009	211,344
Non-Food & Drug Retailers: 1.3%
Michaels Stores, Inc., 5.022% (1 Month US LIBOR + 2.500%), 1/28/23	224,436	214,056
The Men's Wearhouse, Inc., 5.599% (1 Month US LIBOR + 3.250%), 4/9/25	248,125	238,510
		452,566
Oil, Gas & Consumable Fuel: 0.5%
Apergy Corp., 5.062% (1 Month US LIBOR + 2.500%), 5/9/25	111,446	104,480
Lotus Midstream LLC, 6.053% (3 Month US LIBOR + 3.250%), 9/30/25	200,000	190,000
		294,480

The Accompanying Notes are an Integral Part of these Financial Statements.

PENN CAPITAL FUNDS TRUST
PENN CAPITAL DEFENSIVE FLOATING RATE INCOME FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2018 (UNAUDITED)

	Principal	Value
Other Industrial & Manufacturing: 1.6%
PS HoldCo LLC, 7.277% (3 Month US LIBOR + 4.750%), 3/13/25	164,588	$159,650
RBS Global, Inc., 4.522% (1 Month US LIBOR + 2.000%), 8/21/24	250,000	241,875
XPO Logistics, Inc., 4.509% (3 Month US LIBOR + 2.000%), 2/24/25	181,427	172,860
		574,385
Packaging: 0.9%
Berry Global, Inc., 4.387% (1 Month US LIBOR + 1.750%), 10/1/22	174,680	170,313
Reynolds Group Holdings, Inc., 5.272% (1 Month US LIBOR + 2.750%), 2/5/23	149,618	142,137
		312,450
Pharmaceuticals: 1.2%
Amneal Pharmaceuticals LLC, 6.062% (1 Month US LIBOR + 3.500%), 5/4/25	199,226	188,434
Jaguar Holding Co II, 4.820% (1 Month US LIBOR + 2.500%), 8/18/22	249,354	236,263
		424,697
Pharmaceuticals & Devices: 2.4%
Endo International PLC, 6.812% (1 Month US LIBOR + 4.250%), 4/27/24	246,250	232,706
Greatbatch Ltd., 5.320% (1 Month US LIBOR + 3.000%), 10/27/22	150,000	145,851
Kinetic Concepts, Inc., 6.053% (3 Month US LIBOR + 3.250%), 2/3/24	122,506	117,453
LUX HOLDCO III, 5.495% (2 Month US LIBOR + 3.000%), 3/28/25	124,063	120,548
Bausch Health Cos, Inc., 5.379% (1 Month US LIBOR + 3.000%), 6/1/25	240,630	229,334
		845,892
Restaurants: 0.8%
Del Frisco's Restaurant Group, Inc., 8.562% (1 Month US LIBOR + 6.000%), 6/27/25	149,250	136,564
IRB Holding Corp., 5.570% (1 Month US LIBOR + 3.250%), 2/5/25	149,623	142,366
		278,930
Road & Rail: 0.3%
Daseke Companies, Inc., 7.522% (1 Month US LIBOR + 5.000%), 2/27/24	123,750	120,347
Semiconductors & Semiconductor Equipment: 1.0%
Cohu, Inc., 5.813% (3 Month US LIBOR + 3.000%), 10/1/25	174,563	167,580
Xperi Corp., 5.022% (1 Month US LIBOR + 2.500%), 12/1/23	205,833	190,910
		358,490
	Principal	Value
Software: 0.7%
Omnitracs LLC, 5.574% (3 Month US LIBOR + 2.750%), 3/23/25	248,812	$234,008
Software/Services: 5.4%
Almonde, Inc., 6.303% (3 Month US LIBOR + 3.500%), 6/16/24	116,432	108,199
Avaya, Inc., 6.701% (1 Month US LIBOR + 4.250%), 12/15/24	248,185	239,188
Blucora, Inc., 5.522% (1 Month US LIBOR + 3.000%), 5/22/24	176,667	171,146
First Data Corp., 4.504% (1 Month US LIBOR + 2.000%), 4/26/24	230,733	219,888
Go Daddy Operating Co. LLC, 3.600% (1 Month US LIBOR + 2.250%), 2/15/24	199,493	190,117
Infor, Inc., 5.272% (1 Month US LIBOR + 2.750%), 2/1/22	150,000	143,508
Match Group, Inc., 5.090% (2 Month US LIBOR + 2.500%), 11/16/22	109,375	108,281
McAfee LLC, 6.272% (1 Month US LIBOR + 3.750%), 9/29/24	244,116	236,895
New Media Holdings II LLC, 8.595% (1 Month US LIBOR + 6.250%), 7/14/22	149,435	147,567
SS&C Technologies Holdings Europe Sarl, 4.772% (1 Month US LIBOR + 2.250%), 4/16/25	60,044	56,527
SS&C Technologies, Inc., 4.772% (1 Month US LIBOR + 2.250%), 4/16/25	158,296	149,025
Web.com Group, Inc., 6.170% (3 Month US LIBOR + 3.750%), 10/11/25	150,000	144,000
		1,914,341
Specialty Retail: 0.7%
Staples, Inc., 6.541% (3 Month US LIBOR + 4.000%), 9/12/24	248,994	238,205
Support-Services: 4.1%
Aramark Services, Inc., 4.272% (1 Month US LIBOR + 1.750%), 3/11/25	233,166	225,977
PetVet Care Centers LLC, 5.254% (1 Month US LIBOR + 2.750%), 2/14/25	172,708	163,425
PetVet Care Centers LLC, 4.800% (1 Month US LIBOR + 2.750%), 2/14/25	51,047	48,304
Prime Security Services Borrower, LLC 5.272% (1 Month US LIBOR + 2.750%), 5/2/22	248,119	235,961
The Hertz Corp., 5.280% (1 Month US LIBOR + 2.750%), 6/30/23	247,429	237,356
TruGreen LP, 6.420% (1 Month US LIBOR + 4.000%), 4/13/23	244,406	241,351
UOS LLC, 8.022% (1 Month US LIBOR + 5.500%), 4/18/23	296,123	294,643
		1,447,017

The Accompanying Notes are an Integral Part of these Financial Statements.

PENN CAPITAL FUNDS TRUST
PENN CAPITAL DEFENSIVE FLOATING RATE INCOME FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2018 (UNAUDITED)

	Principal	Value
Telecom-Integrated/Services: 6.0%
Altice France SA, 6.455% (1 Month US LIBOR + 4.000%), 1/31/26	150,000	$141,375
CenturyLink, Inc., 5.272% (1 Month US LIBOR + 2.750%), 1/31/25	222,998	207,611
Cincinnati Bell, Inc., 5.772% (1 Month US LIBOR + 3.250%), 10/2/24	249,375	239,577
Cyxtera DC Holdings, Inc., 5.380% (1 Month US LIBOR + 3.000%), 5/1/24	124,055	118,473
Frontier Communications Corp., 5.280% (1 Month US LIBOR + 2.750%), 3/31/21	197,143	186,990
GTT Communications, Inc., 5.270% (1 Month US LIBOR + 2.750%), 5/31/25	124,687	117,102
Intelsat Jackson Holdings SA, 6.256% (1 Month US LIBOR + 3.750%), 11/27/23	125,000	120,759
Level 3 Parent LLC, 4.754% (1 Month US LIBOR + 2.250%), 2/22/24	250,000	236,875
Maxar Technologies Ltd., 5.148% (3 Month US LIBOR + 2.750%), 10/5/24	198,128	181,783
MLN US Holdco LLC, 7.022% (1 Month US LIBOR + 4.500%), 11/30/25	150,000	145,032
Sprint Communications, Inc., 5.062% (1 Month US LIBOR + 2.500%), 2/3/24	221,631	210,365
Telesat Canada, 5.310% (3 Month US LIBOR + 2.500%), 11/17/23	239,305	226,024
		2,131,966
Telecommunications Equipment: 0.5%
Dawn Acquisition LLC, 5.840% (3 Month US LIBOR + 3.750%), 1/1/26	175,000	163,625
Telecom-Wireless: 0.7%
Sable International Finance Ltd., 5.772% (1 Month US LIBOR + 3.250%), 1/31/26	250,000	240,535
Trading Companies & Distributors: 0.7%
DXP Enterprises, Inc., 7.272% (1 Month US LIBOR + 4.750%), 8/29/23	246,875	243,172
Transportation Excluding Air/Rail: 0.7%
CB URS Holdings Corp., 7.772% (1 Month US LIBOR + 5.250%), 10/19/24	120,313	116,854
Deck Chassis Acquisition, Inc., 8.527% (3 Month US LIBOR + 6.000%), 6/15/23	125,000	119,375
		236,229
Water Utilities: 1.3%
EWT Holdings III Corp., 5.522% (1 Month US LIBOR + 3.000%), 12/20/24	256,413	248,399
Shape Technologies Group, Inc., 5.479% (1 Month US LIBOR + 3.000%), 4/20/25	223,875	217,159
		465,558
Total Bank Loans (cost $31,872,707)		30,706,422
	Principal	Value
Corporate Bonds: 10.3%
Aerospace: 0.3%
Bombardier, Inc., 8.750%, 12/1/21 (b)	90,000	$92,700
Auto Parts & Equipment: 0.8%
American Axle & Manufacturing, Inc., 6.625%, 10/15/22	95,000	94,050
Meritor, Inc., 6.250%, 2/15/24	200,000	191,000
		285,050
Computer Hardware: 0.5%
NCR Corp., 5.000%, 7/15/22	195,000	183,787
Electric-Integrated: 0.3%
Talen Energy Supply LLC, 9.500%, 7/15/22 (b)	100,000	100,500
Entertainment: 0.6%
NCL Corp. Ltd., 4.750%, 12/15/21 (b)	201,000	199,492
Food & Drug Retailers: 0.6%
Ingles Markets, Inc., 5.750%, 6/15/23	235,000	232,062
Forestry/Paper: 0.4%
Rayonier AM Products, Inc., 5.500%, 6/1/24 (b)	175,000	154,438
Gas Distribution: 0.4%
NGL Energy Partners LP, 5.125%, 7/15/19	130,000	129,025
Health Services: 0.6%
Universal Hospital Services, Inc., 7.625%, 8/15/20	195,000	193,538
Investments & Miscellaneous Financial Services: 0.8%
Icahn Enterprises LP, 6.750%, 2/1/24	195,000	193,050
Icahn Enterprises LP, 6.250%, 2/1/22	100,000	98,750
		291,800
Media-Broadcast: 0.3%
Gray Television, Inc., 5.125%, 10/15/24 (b)	100,000	92,200
Media-Cable: 1.1%
Altice France SA, 6.250%, 5/15/24 (b)	200,000	186,500
DISH DBS Corp., 5.875%, 7/15/22	230,000	211,600
		398,100
Non-Food & Drug Retailers: 0.3%
Hot Topic, Inc., 9.250%, 6/15/21 (b)	109,000	106,820
Oil Field Equipment & Services: 0.5%
Nabors Industries, Inc., 5.000%, 9/15/20	190,000	182,774
Steel Producers/Products: 0.3%
Joseph T Ryerson & Son, Inc., 11.000%, 5/15/22 (b)	100,000	100,750
Support-Services: 0.5%
The Hertz Corp., 7.625%, 6/1/22 (b)	200,000	188,500

The Accompanying Notes are an Integral Part of these Financial Statements.

PENN CAPITAL FUNDS TRUST
PENN CAPITAL DEFENSIVE FLOATING RATE INCOME FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2018 (UNAUDITED)

	Principal	Value
Telecom-Integrated/Services: 1.4%
Hughes Satellite Systems Corp., 7.625%, 6/15/21	200,000	$207,500
Intelsat Jackson Holdings SA, 9.500%, 9/30/22 (b)	80,000	91,200
Qwest Corp., 6.750%, 12/1/21	125,000	127,801
Uniti Group LP, 6.000%, 4/15/23 (b)	80,000	72,400
		498,901
Telecom-Wireless: 0.6%
Sprint Communications, Inc., 6.000%, 11/15/22	225,000	220,799
Total Corporate Bonds (cost $3,777,011)		3,651,236

	Shares
Short-Term Investment: 1.0%
Money Market Deposit Account: 1.0%
U.S. Bank Money Market Deposit Account, 2.200%	348,099	348,099
Total Short-Term Investment (cost $348,099)		348,099

Total Investments - 97.7% (cost $35,997,817)		34,705,757
Other Assets and Liabilities 2.3%		804,020
Net Assets: 100.0%		$35,509,777
(a)	Bank Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.” As of December 31, 2018, the value of these investments was $1,385,500, or 3.9% of total net assets.
The cost basis of investments for federal income tax purposes at December 31, 2018 was as follows*:
Cost of investments	$35,997,817
Gross unrealized appreciation	5,996
Gross unrealized depreciation	(1,298,056)
Net unrealized depreciation	$(1,292,060)
*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.
Country Exposure (as a percentage of total investments) (Unaudited)
United States	98.36%
Bermuda	0.57%
France	0.54%
Canada	0.27%
Luxembourg	0.26%
Asset Type (as a percentage of total investments)

The Accompanying Notes are an Integral Part of these Financial Statements.

PENN CAPITAL FUNDS TRUST
PENN CAPITAL DEFENSIVE SHORT DURATION HIGH INCOME FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2018 (UNAUDITED)
	Principal	Value
Corporate Bonds: 74.1%
Aerospace: 0.6%
Bombardier, Inc., 7.750%, 3/15/20 (a)	140,000	$142,100
Airline Companies: 2.3%
Air Canada, 7.750%, 4/15/21 (a)	269,000	284,400
Allegiant Travel Co., 5.500%, 7/15/19	160,000	160,000
American Airlines Group, Inc., 5.500%, 10/1/19 (a)	65,000	65,163
		509,563
Auto Parts & Equipment: 0.5%
American Axle & Manufacturing, Inc., 7.750%, 11/15/19	23,000	23,402
The Goodyear Tire & Rubber Co., 8.750%, 8/15/20	75,000	79,500
		102,902
Automotive: 2.7%
Fiat Chrysler Automobiles NV, 4.500%, 4/15/20	200,000	200,240
Jaguar Land Rover Automotive PLC, 3.500%, 3/15/20 (a)	410,000	391,550
		591,790
Banking: 5.1%
Ally Financial, Inc., 8.000%, 3/15/20	525,000	543,375
Ally Financial, Inc., 7.500%, 9/15/20	190,000	197,125
Ally Financial, Inc., 3.750%, 11/18/19	60,000	59,775
Ally Financial, Inc., 4.125%, 2/13/22	60,000	58,275
CIT Group, Inc., 4.125%, 3/9/21	275,000	270,875
		1,129,425
Building & Construction: 2.3%
KB Home, 8.000%, 3/15/20	115,000	118,737
Lennar Corp., 4.500%, 11/15/19	210,000	208,425
Lennar Corp., 8.375%, 1/15/21	65,000	69,063
Toll Brothers Finance Corp., 6.750%, 11/1/19	35,000	35,350
William Lyon Homes, Inc., 7.000%, 8/15/22	90,000	89,100
		520,675
Chemical Companies: 1.7%
Blue Cube Spinco LLC, 9.750%, 10/15/23	105,000	115,500
CF Industries, Inc., 7.125%, 5/1/20	54,000	55,620
Huntsman International LLC, 4.875%, 11/15/20	90,000	90,225
WR Grace & Co-Conn, 5.125%, 10/1/21 (a)	115,000	113,850
		375,195
Computer Hardware: 4.7%
Dell International LLC, 5.875%, 6/15/21 (a)	365,000	364,593
EMC Corp., 2.650%, 6/1/20	535,000	513,749
NCR Corp., 4.625%, 2/15/21	165,000	160,875
		1,039,217
	Principal	Value
Consumer/Commercial/Lease Financing: 4.1%
DAE Funding LLC, 5.250%, 11/15/21 (a)	175,000	$172,156
Navient Corp., 6.500%, 6/15/22	90,000	83,861
Navient Corp., 8.000%, 3/25/20	415,000	421,682
Park Aerospace Holdings Ltd., 5.250%, 8/15/22 (a)	140,000	135,450
Springleaf Finance Corp., 8.250%, 12/15/20	100,000	103,500
		916,649
Electric - Generation: 1.6%
DPL, Inc., 6.750%, 10/1/19	27,000	27,270
DPL, Inc., 7.250%, 10/15/21	180,000	188,078
Vistra Energy Corp., 7.375%, 11/1/22	65,000	67,113
Vistra Energy Corp., 7.625%, 11/1/24	60,000	63,300
		345,761
Energy - Exploration & Production: 2.3%
QEP Resources, Inc., 6.875%, 3/1/21	120,000	120,900
Range Resources Corp., 5.750%, 6/1/21	120,000	116,100
Resolute Energy Corp., 8.500%, 5/1/20	65,000	64,025
Unit Corp., 6.625%, 5/15/21	80,000	72,800
Whiting Petroleum Corp., 6.250%, 4/1/23	55,000	50,050
WPX Energy, Inc., 8.250%, 8/1/23	75,000	78,375
		502,250
Entertainment: 0.3%
NCL Corp. Ltd., 4.750%, 12/15/21 (a)	70,000	69,475
Food & Drug Retailers: 0.2%
Ingles Markets, Inc., 5.750%, 6/15/23	40,000	39,500
Food - Wholesale: 0.4%
TreeHouse Foods, Inc., 4.875%, 3/15/22	95,000	93,338
Gaming: 2.9%
GLP Capital LP, 4.375%, 4/15/21	120,000	119,512
MGM Resorts International, 8.625%, 2/1/19	40,000	40,050
MGM Resorts International, 6.750%, 10/1/20	305,000	313,387
Scientific Games International, Inc., 10.000%, 12/1/22	165,000	167,061
		640,010
Gas Distribution: 4.6%
DCP Midstream Operating LP, 5.350%, 3/15/20 (a)	90,000	90,337
Energy Transfer LP, 7.500%, 10/15/20	240,000	249,600
Midcontinent Express Pipeline LLC, 6.700%, 9/15/19 (a)	155,000	156,456
NGL Energy Partners LP, 5.125%, 7/15/19	180,000	178,650
Rockies Express Pipeline LLC, 5.625%, 4/15/20 (a)	255,000	255,000
Targa Resources Partners LP, 4.125%, 11/15/19	90,000	89,213
		1,019,256

The Accompanying Notes are an Integral Part of these Financial Statements.

PENN CAPITAL FUNDS TRUST
PENN CAPITAL DEFENSIVE SHORT DURATION HIGH INCOME FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2018 (UNAUDITED)

	Principal	Value
Health Services: 4.8%
Agiliti Health, Inc., 7.625%, 8/15/20	205,000	$203,463
Centene Corp., 5.625%, 2/15/21	450,000	451,125
Select Medical Corp., 6.375%, 6/1/21	405,000	403,987
		1,058,575
Hospitals: 8.0%
HCA Healthcare, Inc., 6.250%, 2/15/21	355,000	362,987
HCA, Inc., 6.500%, 2/15/20	80,000	82,000
HCA, Inc., 7.500%, 2/15/22	420,000	446,250
Tenet Healthcare Corp., 6.000%, 10/1/20	838,000	848,475
Tenet Healthcare Corp., 4.750%, 6/1/20	45,000	44,892
		1,784,604
Hotels: 0.8%
RHP Hotel Properties LP, 5.000%, 4/15/21	50,000	49,625
Wyndham Destinations, Inc., 5.625%, 3/1/21	140,000	139,300
		188,925
Investments & Miscellaneous Financial Services: 2.8%
Icahn Enterprises LP, 6.000%, 8/1/20	500,000	499,375
Icahn Enterprises LP, 6.250%, 2/1/22	123,000	121,462
		620,837
Media - Broadcast: 1.3%
Charter Communications Operating LLC, 3.579%, 7/23/20	145,000	144,820
Sinclair Television Group, Inc., 5.375%, 4/1/21	45,000	44,887
Tribune Media Co., 5.875%, 7/15/22	100,000	100,500
		290,207
Media - Cable: 2.3%
Cablevision Systems Corp., 8.000%, 4/15/20	110,000	111,375
CSC Holdings LLC, 6.750%, 11/15/21	120,000	123,000
DISH DBS Corp., 7.875%, 9/1/19	110,000	112,233
DISH DBS Corp., 6.750%, 6/1/21	160,000	158,352
		504,960
Media - Diversified: 0.4%
Netflix, Inc., 5.375%, 2/1/21	95,000	96,188
Metals/Mining Excluding Steel: 2.1%
Arconic, Inc., 6.150%, 8/15/20	295,000	300,921
Freeport-McMoRan, Inc., 3.100%, 3/15/20	105,000	102,638
Peabody Energy Corp., 6.000%, 3/31/22 (a)	65,000	63,050
		466,609
Multi-Line Insurance: 0.3%
Genworth Holdings, Inc., 7.700%, 6/15/20	70,000	70,700
Non-Food & Drug Retailers: 1.6%
Hot Topic, Inc., 9.250%, 6/15/21 (a)	35,000	34,300
L Brands, Inc., 7.000%, 5/1/20	160,000	164,800
Penske Automotive Group, Inc., 3.750%, 8/15/20	85,000	82,875
The Men's Wearhouse, Inc., 7.000%, 7/1/22	83,000	83,415
		365,390
	Principal	Value
Office Equipment: 0.3%
Avnet, Inc., 3.750%, 12/1/21	60,000	$60,347
Oil Field Equipment & Services: 1.4%
Nabors Industries, Inc., 5.000%, 9/15/20	100,000	96,197
Pride International LLC, 6.875%, 8/15/20	55,000	55,687
Rowan Companies, Inc., 7.875%, 8/1/19	50,000	49,500
SESI LLC, 7.125%, 12/15/21	45,000	38,250
Transocean, Inc., 8.375%, 12/15/21	60,000	59,550
		299,184
Oil Refining & Marketing: 0.4%
PBF Holding Co. LLC, 7.000%, 11/15/23	90,000	85,950
Packaging: 0.8%
Greif, Inc., 7.750%, 8/1/19	50,000	50,875
Reynolds Group Issuer, Inc., 5.750%, 10/15/20	130,829	130,502
		181,377
Pharmaceuticals & Devices: 2.0%
Bausch Health Cos, Inc., 6.500%, 3/15/22 (a)	75,000	75,493
Elanco Animal Health, Inc., 3.912%, 8/27/21 (a)	75,000	75,464
Kinetic Concepts, Inc., 7.875%, 2/15/21 (a)	120,000	121,500
Mallinckrodt International Finance SA, 4.875%, 4/15/20 (a)	60,000	57,900
Teva Pharmaceutical Finance IV LLC, 2.250%, 3/18/20	110,000	107,032
		437,389
Railroads: 0.4%
Watco Companies LLC, 6.375%, 4/1/23 (a)	80,000	80,200
Real Estate Investment Trusts (REITs): 0.8%
iStar, Inc., 4.625%, 9/15/20	190,000	185,250
Software/Services: 0.3%
Symantec Corp., 4.200%, 9/15/20	75,000	74,156
Steel Producers/Products: 0.9%
AK Steel Corp., 7.625%, 10/1/21	65,000	58,662
ArcelorMittal, 5.125%, 6/1/20	75,000	76,265
Joseph T Ryerson & Son, Inc., 11.000%, 5/15/22 (a)	73,000	73,548
		208,475
Support - Services: 1.2%
The ADT Security Corp., 6.250%, 10/15/21	170,000	172,337
The Hertz Corp., 5.875%, 10/15/20	92,000	89,240
		261,577

The Accompanying Notes are an Integral Part of these Financial Statements.

PENN CAPITAL FUNDS TRUST
PENN CAPITAL DEFENSIVE SHORT DURATION HIGH INCOME FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2018 (UNAUDITED)

	Principal	Value
Telecom - Integrated/Services: 2.5%
CenturyLink, Inc., 5.625%, 4/1/20	130,000	$129,350
Hughes Satellite Systems Corp., 7.625%, 6/15/21	90,000	93,375
Hughes Satellite Systems Corp., 6.500%, 6/15/19	65,000	65,569
Intelsat Jackson Holdings SA, 9.500%, 9/30/22 (a)	75,000	85,500
Qwest Corp., 6.750%, 12/1/21	172,000	175,854
		549,648
Telecommunications Equipment: 0.6%
CommScope, Inc., 5.000%, 6/15/21 (a)	125,000	123,750
Telecom - Wireless: 1.7%
Sprint Capital Corp., 6.900%, 5/1/19	80,000	80,400
Sprint Communications, Inc., 7.000%, 8/15/20	180,000	184,284
Sprint Corp., 7.250%, 9/15/21	105,000	107,468
		372,152
Transportation Excluding Air/Rail: 0.1%
XPO Logistics, Inc., 6.500%, 6/15/22 (a)	30,000	29,738
Total Corporate Bonds (cost $16,808,387)		16,433,294

Bank Loans: 9.1% (b)
Airline Companies: 0.5%
American Airlines, Inc., 4.522% (1 Month US LIBOR + 2.000%), 4/28/23	125,000	118,646
Chemicals: 1.1%
Big Jack Holdings LP, 4.137% (1 Month US LIBOR + 1.750%), 1/6/21	250,000	243,680
Computer Hardware: 0.5%
Dell International LLC, 4.280% (1 Month US LIBOR + 1.750%), 9/7/21	123,377	119,649
Food - Wholesale: 1.1%
JBS USA LUX SA, 5.260% (3 Month US LIBOR + 2.500%), 10/30/22	249,365	239,391
Health Services: 0.9%
DaVita, Inc., 5.272% (1 Month US LIBOR + 2.750%), 6/24/21	200,000	198,150
Independent Power and Renewable Electricity Producers: 0.6%
NRG Energy, Inc., 4.272% (1 Month US LIBOR + 1.750%), 6/30/23	124,680	119,631
Investments & Miscellaneous Financial Services: 0.6%
WisdomTree International Holdings Ltd., 4.205% (1 Month US LIBOR + 1.750%), 1/31/21	125,000	123,750
	Principal	Value
Metals & Mining: 1.2%
Big River Steel LLC, 7.803% (3 Month US LIBOR + 5.000%), 8/23/23	124,684	$123,126
Zekelman Industries, Inc., 4.862% (3 Month US LIBOR + 2.250%), 6/14/21	150,000	144,600
		267,726
Non - Food & Drug Retailers: 0.5%
Michaels Stores, Inc., 5.022% (1 Month US LIBOR + 2.500%), 1/28/23	124,687	118,920
Pharmaceuticals: 1.1%
Jaguar Holding Co. II, 4.820% (1 Month US LIBOR + 2.500%), 8/18/22	250,000	236,875
Semiconductors & Semiconductor Equipment: 0.5%
Cypress Semiconductor Corp., 4.530% (1 Month US LIBOR + 2.000%), 7/5/21	125,000	120,860
Telecom - Integrated/Services: 0.5%
CenturyLink, Inc., 5.272% (1 Month US LIBOR + 2.750%), 9/30/22	121,795	117,349
Total Bank Loans (cost $2,093,488)		2,024,627

	Shares
Mutual Fund: 6.1%
Bank Loan Related: 6.1%
Penn Capital Defensive Floating Rate Income Fund (c)	140,632	1,362,724
Total Mutual Fund (cost $1,420,228)		1,362,724

	Principal
U.S. Government Notes: 4.0%
United States Treasury Fixed Rate Note 2.875%, 10/31/20	180,000	181,095
United States Treasury Fixed Rate Note 2.750%, 11/30/20	250,000	251,086
United States Treasury Fixed Rate Note 1.375%, 12/15/19	450,000	444,639
Total US Government Notes (cost $875,003)		876,820

Short-Term Investment: 7.7%
Money Market Deposit Account: 7.7%
U.S. Bank Money Market Deposit Account, 2.200%	1,709,456	1,709,456
Total Short-Term Investment (cost $1,709,456)		1,709,456

The Accompanying Notes are an Integral Part of these Financial Statements.

PENN CAPITAL FUNDS TRUST
PENN CAPITAL DEFENSIVE SHORT DURATION HIGH INCOME FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2018 (UNAUDITED)

	Principal	Value
Total Investments - 101.0% (cost $22,906,562)		22,406,921
Liabilities in Excess of Other Assets (1.0)%		(227,479)
Net Assets: 100.0%		$22,179,442

Percentages are stated as a percent of net assets.

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.” As of December 31, 2018, the value of these investments was $3,060,973, or 13.8% of total net assets.
(b)	Bank Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.
(c)	Affiliated company. See Note 7.
The cost basis of investments for federal income tax purposes at December 31, 2018 was as follows*:
Cost of investments	$22,906,562
Gross unrealized appreciation	4,551
Gross unrealized depreciation	(504,192)
Net unrealized depreciation	$(499,641)
*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.
Country Exposure (as a percentage of total investments) (Unaudited)
United States	92.96%
Canada	2.24%
United Kingdom	1.75%
Luxembourg	0.98%
Netherlands	0.89%
Cayman Islands	0.87%
Bermuda	0.31%
Asset Type (as a percentage of total investments)

The Accompanying Notes are an Integral Part of these Financial Statements.

PENN CAPITAL FUNDS TRUST
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2018 (UNAUDITED)

Assets	Penn Capital Managed Alpha SMID Cap Equity Fund	Penn Capital Special Situations Small Cap Equity Fund	Penn Capital Multi-Credit High Income Fund	Penn Capital Defensive Floating Rate Income Fund	Penn Capital Defensive Short Duration High Income Fund
Investments, at fair value(1)
Unaffiliated issuers	$12,158,824	$9,091,267	$10,355,699	$34,705,757	$21,044,197
Affiliated mutual fund (see Note 7)	—	—	3,317,753	—	1,362,724
	12,158,824	9,091,267	13,673,452	34,705,757	22,406,921
Receivables:
Advisor reimbursement due	7,128	9,983	18,204	2,682	10,269
Dividends and interest	16,149	4,345	165,051	336,232	267,130
Investments sold	—	—	160,500	2,530,222	120,613
Fund shares sold	50	8,478	—	—	—
Other assets	13,315	14,624	11,818	16,469	8,175
Total assets	12,195,466	9,128,697	14,029,025	37,591,362	22,813,108

Liabilities
Payables:
Investments purchased	—	—	374,920	1,992,934	574,431
Fund shares redeemed	2	2	4	3	3
Accrued expenses:
Professional fees	22,870	23,115	27,965	28,422	20,782
Administration fees	16,880	16,833	23,781	25,974	15,482
Custody fees	3,017	4,650	2,946	5,918	2,435
Transfer agent fees and expenses	5,004	6,246	4,627	6,402	3,999
Trustee fees and expenses	4,313	6,014	3,790	9,501	3,718
Interest expense	—	133	—	—	—
Other accrued expenses	18,477	25,565	10,503	12,431	12,816
Total liabilities	70,563	82,558	448,536	2,081,585	633,666
Net assets	$12,124,903	$9,046,139	$13,580,489	$35,509,777	$22,179,442

Composition of Net Assets
Paid-in capital	$11,587,801	$10,098,877	$14,278,492	$36,987,290	$22,729,480
Total distributable earnings	537,102	(1,052,738)	(698,003)	(1,477,513)	(550,038)
Net assets	$12,124,903	$9,046,139	$13,580,489	$35,509,777	$22,179,442

Institutional Class
Net assets applicable to outstanding shares	$12,124,903	$9,046,139	$13,580,489	$35,509,777	$22,179,442
Shares of beneficial interest outstanding, no par value, unlimited authorization	1,139,463	1,001,025	1,428,825	3,665,672	2,298,880
Net asset value per share outstanding	$10.64	$9.04	$9.50	$9.69	$9.65

Investor Class(2)
Net assets applicable to outstanding shares	$—	$—	$—	$—	$—
Shares of beneficial interest outstanding, no par value, unlimited authorization	—	—	—	—	—
Net asset value per share outstanding	$—	$—	$—	$—	$—
_________
(1) Investment in securities at cost
Unaffiliated issuers	$11,844,696	$9,588,795	$10,839,580	$35,997,817	$21,486,334
Affiliated mutual fund (see Note 7)	—	—	3,474,135	—	1,420,228
(2) No information is provided for Investor Share Class shares because shares of that Class had not yet been issued as of December 31, 2018.

The Accompanying Notes are an Integral Part of these Financial Statements.

PENN CAPITAL FUNDS TRUST
STATEMENTS OF OPERATIONS
FOR THE SIX MONTH PERIOD ENDED
 DECEMBER 31, 2018 (UNAUDITED)

	Penn Capital Managed Alpha SMID Cap Equity Fund	Penn Capital Special Situations Small Cap Equity Fund	Penn Capital Multi-Credit High Income Fund	Penn Capital Defensive Floating Rate Income Fund	Penn Capital Defensive Short Duration High Income Fund
Investment Income (Loss)	July 1, 2018 - December 31, 2018	July 1, 2018 - December 31, 2018	July 1, 2018 - December 31, 2018	July 1, 2018 - December 31, 2018	July 1, 2018 - December 31, 2018
Income
Dividends**
Unaffiliated dividends	$74,265	$78,366	$—	$—	$—
Dividend distributions from affiliated mutual fund (see Note 7)	—	—	78,860	—	49,727
Interest***	3,655	1,183	380,835	972,441	295,962
Total income	77,920	79,549	459,695	972,441	345,689

Expenses
Investment advisory fees	65,607	89,209	47,996	100,756	37,632
Administration and accounting	33,846	34,145	52,751	57,245	38,220
Professional fees	20,125	20,065	25,219	25,372	22,256
Transfer agent expense	9,924	10,786	9,280	11,965	8,848
Compliance fees	7,091	7,092	7,091	7,087	6,819
Miscellaneous	6,341	6,341	56	55	55
Registration	6,305	9,310	6,150	4,825	5,995
Custodian	3,594	4,382	3,867	5,828	3,361
Shareholder communication	2,835	6,345	2,784	5,846	2,286
Trustees	2,644	3,614	2,419	6,306	2,446
Insurance	1,996	2,531	1,715	4,226	1,447
Shareholder servicing fees	548	5,349	483	1,973	66
Interest expense	—	133	—	—	—
Total expenses	160,856	199,302	159,811	231,484	129,431
Expense waiver and reimbursement from Advisor	(83,585)	(96,813)	(109,728)	(116,241)	(84,273)
Net expenses	77,271	102,489	50,083	115,243	45,158
Net investment income (loss)	649	(22,940)	409,612	857,198	300,531

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments
Unaffiliated issuers	204,032	(424,273)	(8,856)	(147,278)	(26,759)
Affiliated mutual fund (see Note 7)	—	—	—	—	(9,534)
Net change in unrealized depreciation	(2,043,901)	(3,305,702)	(673,614)	(1,286,841)	(360,027)
Net realized loss on investments	(1,839,869)	(3,729,975)	(682,470)	(1,434,119)	(396,320)
Net decrease in net assets resulting from operations	$(1,839,220)	$(3,752,915)	$(272,858)	$(576,921)	$(95,789)
** Net of foreign taxes withheld of:	$—	$213	$—	$—	$—
*** Net of foreign taxes withheld of:	$—	$—	$—	$—	$149

The Accompanying Notes are an Integral Part of these Financial Statements.

PENN CAPITAL FUNDS TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	Penn Capital Managed Alpha SMID Cap Equity Fund			Penn Capital Special Situations Small Cap Equity Fund			Penn Capital Multi-Credit High Income Fund			Penn Capital Defensive Floating Rate Income Fund			Penn Capital Defensive Short Duration High Income Fund
Increase (Decrease) in Net Assets	July 1, 2018 - December 31, 2018	July 1, 2017 - June 30, 2018		July 1, 2018 - December 31, 2018	July 1, 2017 - June 30, 2018		July 1, 2018 - December 31, 2018	July 1, 2017 - June 30, 2018		July 1, 2018 - December 31, 2018	July 1, 2017 - June 30, 2018		July 1, 2018 - December 31, 2018	July 17, 2017* - June 30, 2018
Operations	(Unaudited )			(Unaudited )			(Unaudited )			(Unaudited )			(Unaudited )
Net investment income (loss)	$649	$(45,253)		$(22,940)	$(133,199)		$409,612	$638,840		$857,198	$1,221,986		$300,531	$239,854
Net realized gain (loss) on investments:	204,032	1,333,038		(424,273)	2,322,912		(8,856)	1,085		(147,278)	(49,428)		(36,293)	(7,382)
Capital gain distribution from affiliated mutual fund	—	—		—	—		—	5,991		—	—		—	4,997
Net change in unrealized appreciation (depreciation)	(2,043,901)	815,952		(3,305,702)	1,826,691		(673,614)	(261,461)		(1,286,841)	(177,558)		(360,027)	(139,614)
Net increase (decrease) in net assets resulting from operations	(1,839,220)	2,103,737		(3,752,915)	4,016,404		(272,858)	384,455		(576,921)	995,000		(95,789)	97,855

Dividends and distributions to shareholders
Net dividends and distributions from net investment income and realized gain— Institutional Class	(1,274,995)	(217,398)		(1,194,499)	(2,239,983)		(497,144)	(855,013)		(960,914)	(1,353,114)		(340,784)	(211,320)
Total dividends and distributions to shareholders	(1,274,995)	(217,398	)(1)	(1,194,499)	(2,239,983	)(2)	(497,144)	(855,013	)(3)	(960,914)	(1,353,114	)(4)	(340,784)	(211,320	)(5)

Capital share transactions
Net proceeds from sale of shares	36,952	2,179,641		825,366	6,262,562		782,757	4,996,417		7,946,167	7,039,836		10,239,740	12,597,665
Dividends and distributions reinvested	1,251,646	217,014		1,167,457	2,233,477		491,817	824,258		799,195	1,346,434		338,883	211,090
Cost of shares redeemed**	(959,663)	(400,183)		(9,288,178)	(10,850,646)		(737,943)	(307,821)		(3,426,506)	(1,330,752)		(398,450)	(259,448)
Net increase (decrease) in net assets resulting from capital share transactions	328,935	1,996,472		(7,295,355)	(2,354,607)		536,631	5,512,854		5,318,856	7,055,518		10,180,173	12,549,307
Net increase (decrease) in net assets	(2,785,280)	3,882,811		(12,242,769)	(578,186)		(233,371)	5,042,296		3,781,021	6,697,404		9,743,600	12,435,842

Net Assets
Beginning of period	14,910,183	11,027,372		21,288,908	21,867,094		13,813,860	8,771,564		31,728,756	25,031,352		12,435,842	—
End of period	$12,124,903	$14,910,183		$9,046,139	$21,288,908		$13,580,489	$13,813,860	(6)	$35,509,777	$31,728,756	(7)	$22,179,442	$12,435,842	(8)
** Net of redemption fees of:	$—	$—		$644	$741		$—	$32		$81	$—		$833	$—
(1)	Includes net realized gain distributions of $217,398.
(2)	Includes net realized gain distributions of $2,239,983.
(3)	Includes net investment income distributions of $632,448 and net realized gain distributions of $222,565.
(4)	Includes net investment income distributions of $1,186,100 and net realized gain distributions of $167,014.
(5)	Includes net investment income distributions of $211,320.
(6)	Includes accumulated net investment income of $43,679.
(7)	Includes accumulated net investment income of $115,673.
(8)	Includes accumulated net investment income of $33,307.
*	Commencement of operations.

The Accompanying Notes are an Integral Part of these Financial Statements.

PENN CAPITAL FUNDS TRUST
FINANCIAL HIGHLIGHTS

	Per Common Share Data(a)											Supplemental data and ratios
		Income from investment operations				Distributions to shareholders

Penn Capital Managed Alpha SMID Cap Equity Fund
Institutional Class
7/1/18 to 12/31/18 (Unaudited)	$13.55	0.00	(1.68)	(1.68)		—	(1.23)	(1.23)	$10.64	-13.03	%(d)	$12,125	1.06%		2.21%	0.01%		(1.14)%	27%
7/1/17 to 6/30/18	$11.73	(0.04)	2.07	2.03		—	(0.21)	(0.21)	$13.55	17.41%		$14,910	1.06%		2.38%	(0.34)%		(1.66)%	64%
7/1/16 to 6/30/17	$9.65	(0.02)	2.10	2.08		—	—	—	$11.73	21.55%		$11,027	1.06%		2.63%	(0.29)%		(1.86)%	91%
12/1/15(e) to 6/30/16	10.00	(0.03)	(0.32)	(0.35)		—	—	—	$9.65	-3.50	%(d)	$9,462	1.06%		3.74%	(0.53)%		(3.21)%	70	%(d)
Penn Capital Special Situations Small Cap Equity Fund
Institutional Class
7/1/18 to 12/31/18 (Unaudited)	$12.59	(0.02)	(2.64)	(2.66	)(f)	—	(0.89)	(0.89)	$9.04	-21.83	%(d)	$9,046	1.09%		2.12%	(0.24)%		(1.27)%	57%
7/1/17 to 6/30/18	$11.71	(0.08)	2.36	2.28(f	)	—	(1.40)	(1.40)	$12.59	20.31%		$21,289	1.09%		2.09%	(0.64)%		(1.64)%	105%
7/1/16 to 6/30/17	$10.32	(0.04)	2.24	2.20(f	)	—	(0.81)	(0.81)	$11.71	21.52%		$21,867	1.09%		2.19%	(0.54)%		(1.64)%	101%
12/18/15(e) to 6/30/16	$10.00	(0.02)	0.34	0.32		—	—	—	$10.32	3.20	%(d)	$8,554	1.09%		5.63%	(0.48)%		(5.02)%	102	%(d)
Penn Capital Multi—Credit High Income Fund
Institutional Class
7/1/18 to 12/31/18 (Unaudited)	$10.06	0.30	(0.50)	(0.20)		(0.33)	(0.03)	(0.36)	$9.50	-2.07	%(d)	$13,580	0.72%		2.30%	5.89%		4.31%	40%
7/1/17 to 6/30/18	$10.52	0.61	(0.22)	0.39(f	)	(0.63)	(0.22)	(0.85)	$10.06	3.81%		$13,814	0.72%		2.80%	5.89%		3.81%	66%
7/1/16 to 6/30/17	$9.95	0.73	0.56	1.29		(0.72)	—	(0.72)	$10.52	13.36%		$8,772	0.72%		3.25%	7.01%		4.48%	79%
12/1/15(e) to 6/30/16	$10.00	0.35	(0.10)	0.25		(0.30)	—	(0.30)	$9.95	2.66	%(d)	$7,843	0.72%		5.14%	6.34%		1.92%	62	%(d)
Penn Capital Defensive Floating Rate Income Fund
Institutional Class
7/1/18 to 12/31/18 (Unaudited)	$10.09	0.23	(0.37)	(0.14	)(f)	(0.26)	—	(0.26)	$9.69	-1.40	%(d)	$35,510	0.64%		1.26%	4.68%		4.06%	29%
7/1/17 to 6/30/18	$10.21	0.43	(0.06)	0.37		(0.43)	(0.06)	(0.49)	$10.09	3.71%		$31,729	0.65	% (g)	1.64%	4.31	%(g)	3.32%	65%
7/1/16 to 6/30/17	$10.09	0.40	0.17	0.57		(0.40)	(0.05)	(0.45)	$10.21	5.66%		$25,031	0.74%		1.95%	3.90%		2.69%	108%
12/1/15(e) to 6/30/16	$10.00	0.14	0.06	0.20		(0.11)	—	(0.11)	$10.09	1.99	%(d)	$18,625	0.74%		2.77%	2.56%		0.53%	43	%(d)
Penn Capital Defensive Short Duration High Income Fund
Institutional Class
7/1/18 to 12/31/18 (Unaudited)	$9.85	0.19	(0.20)	(0.01	)(f)	(0.19)	—	(0.19)	$9.65	-0.07	%(d)	$22,179	0.54%		1.55%	3.59%		2.59%	23%
7/17/17(e) to 6/30/18	$10.00	0.27	(0.17)	0.10		(0.25)	—	(0.25)	$9.85	1.03	%(d)	$12,436	0.54%		2.70%	3.08%		0.92%	39	%(d)

*	No information is provided for Investor Class shares because shares of that class had not yet been issued as of December 31, 2018.
(a)	Information presented related to a share outstanding for the entire period.
(b)	Annualized for periods less than one full year.
(c)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(d)	Not annualized.
(e)	Commencement of operations.
(f)	Total from investment operations per share includes redemption fees of less than $0.01 per share.
(g)	Expense waiver of 0.64% was implemented on August 1, 2017.

The Accompanying Notes are an Integral Part of these Financial Statements.

PENN CAPITAL FUNDS TRUST
NOTES TO THE FINANCIAL STATEMENTS
 DECEMBER 31, 2018

1. Organization (Unaudited)

PENN Capital Funds Trust (the “Trust”) was organized as a Delaware statutory trust on August 29, 2014, and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company. The Trust consists of five series that are available for investment: the Penn Capital Managed Alpha SMID Cap Equity Fund, the Penn Capital Special Situations Small Cap Equity Fund, the Penn Capital Multi-Credit High Income Fund, the Penn Capital Defensive Floating Rate Income Fund and the Penn Capital Defensive Short Duration High Income Fund (collectively referred to as the “Funds” and each individually referred to as a “Fund”). Two other series: the Penn Capital Micro Cap Equity Fund and the Penn Capital Enterprise Value Small Cap Equity Fund are not currently offered. The Funds follow the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services- Investment Companies.”

The Penn Capital Managed Alpha SMID Cap Equity Fund and the Penn Capital Special Situations Small Cap Equity Fund’s investment objective is to seek to provide capital appreciation. The Penn Capital Managed Alpha SMID Cap Equity Fund commenced operations on December 1, 2015. The Penn Capital Special Situations Small Cap Equity Fund commenced operations on December 18, 2015.

The Penn Capital Multi-Credit High Income Fund’s investment objective is to seek to provide total return through interest income and capital appreciation. The Penn Capital Mulit-Credit High Income Fund commenced operations on December 1, 2015.

The Penn Capital Defensive Floating Rate Income Fund’s investment objective is to seek to provide current income. The Penn Capital Defensive Floating Rate Income Fund commenced operations on December 1, 2015.

The Penn Capital Defensive Short Duration High Income Fund’s investment objective is to seek to provide a high level of current income. The Penn Capital Defensive Short Duration High Income Fund commenced operations on July 17, 2017.

Each Fund’s investment objective is non-fundamental, and may be changed by the Trust’s Board of Trustees (the “Board” or “Trustees”) without shareholder approval. Unless otherwise noted, all of the other investment policies and strategies described in the Prospectus or hereafter are nonfundamental. The Penn Capital Management Company, Inc. (“Advisor”) serves as the investment advisor to the Funds.

The Trust offers two classes of shares for the Penn Capital Managed Alpha SMID Cap Equity Fund, the Penn Capital Special Situations Small Cap Equity Fund, the Penn Capital Multi-Credit High Income Fund and the Penn Capital Defensive Floating Rate Income Fund: Institutional and Investor Class. The Trust offers Institutional Class shares for the Penn Capital Defensive Short Duration High Income Fund. The Trust has also registered two other series, each with one class: the Penn Capital Micro Cap Equity Fund and the Penn Capital Enterprise Value Small Cap Equity Fund: Institutional Class. No information is provided in this report for Investor Class shares because shares of that class had not yet been issued as of December 31, 2018. Neither class has a front-end or back-end sales charge. The Penn Capital Micro Cap Equity Fund and Penn Capital Enterprise Value Small Cap Fund have not commenced operations as of December 31, 2018.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A. Investment Valuation

The Funds use the following valuation methods to determine fair value as either fair value for investments for which market quotations are available, or if not available, the fair value, as determined in good faith pursuant to such policies and procedures as may be approved by the Trust’s Board from time to time. The valuation of the portfolio investments of the Funds currently includes the following processes:

Portfolio securities listed on a national or foreign securities exchange, except those listed on the NASDAQ® Stock Market and Small CapSM exchanges (“NASDAQ®”), for which market quotations are available, are valued at the official closing price of such exchange on each business day (defined as days on which the Funds are open for business (“Business Day”)). Portfolio securities traded on the NASDAQ® will be valued at the NASDAQ® Official Closing Price on each Business Day. If there is no such reported sale on an exchange or NASDAQ®, the portfolio security will be valued at the most recent quoted bid price. Price information on listed securities is taken from the exchange where the security is primarily traded.

PENN CAPITAL FUNDS TRUST
NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2018

Other assets and securities for which no quotations are readily available (such as for certain restricted or unlisted securities and private placements) or that may not be reliably priced (such as in the case of trade suspensions or halts, price movement limits set by certain foreign markets, and thinly traded or illiquid securities) will be valued in good faith at fair value using procedures and methods approved by the Board. Under the procedures adopted by the Board, the Board has delegated day-to-day responsibility for fair value determinations to a Valuation Committee comprised of representatives from the Advisor.

A Fund’s portfolio holdings may also consist of shares of other investment companies in which the Fund invests. The value of each such investment company will be its net asset value (“NAV”) at the time the Fund’s shares are priced. Each investment company calculates its NAV based on the current market value for its portfolio holdings. Each investment company values securities and other instruments in a manner as described in that investment company’s prospectus. The investment company’s prospectus explains the circumstances under which the company will use fair value pricing and the effects of using fair value pricing.

Because a Fund may invest in foreign securities, the Fund’s NAV may change on days when a shareholder will not be able to purchase or redeem Fund shares because foreign markets are open at times and on days when U.S. markets are not. Investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined. Foreign currency exchange rates are generally determined as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time). If an event that could materially affect the value of the Fund’s foreign securities has occurred between the time the securities were last traded and the time that the Fund calculates its NAV, the closing price of the Fund’s securities may no longer reflect their market value at the time the Fund calculates its NAV. In such a case, the Fund may use fair value methods to value such securities.

Fixed income securities shall be valued at the evaluated bid price supplied by the Fund’s pricing agent based on broker-dealer supplied valuations and other criteria, or directly by independent brokers when the pricing agent does not provide a price or the Valuation Committee does not believe that the pricing agent price reflects the current market value. If a price of a position is sought using independent brokers, the Advisor shall seek to obtain an evaluation bid price from at least two independent brokers who are knowledgeable about the position. The price of the position would be deemed to be an average of such bid prices. In the absence of sufficient broker dealer quotes, securities shall be valued at fair value pursuant to procedures adopted by the Board.

Bank loans are not listed on any securities exchange or board of trade. They are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over-the-counter secondary market. This market generally has fewer trades and less liquidity than the secondary market for other types of securities. Some bank loans have few or no trades, or trade infrequently, and information regarding a specific bank loan may not be widely available or may be incomplete. Except as otherwise specified, bank loan securities shall be valued at the evaluated bid prices supplied by the Fund’s pricing agent based on broker-dealer supplied valuations and other criteria, or directly by independent brokers when the pricing agent does not provide a price or the Valuation Committee does not believe that the pricing agent price reflects the current market value. If a price of a position is sought using independent brokers, the Advisor shall seek to obtain a bid price from at least two independent brokers who are knowledgeable about the position. The price of the position would be deemed to be an average of such bid prices. In the absence of sufficient broker dealer quotes, securities shall be valued at fair value pursuant to procedures adopted by the Board.

Occasionally, reliable market quotations are not readily available (such as for certain restricted or unlisted securities and private placements) or securities and other assets may not be reliably priced (such as in the case of trade suspensions or halts, price movement limits set by certain foreign markets, and thinly traded or illiquid securities), or there may be events affecting the value of foreign securities or other securities held by the Funds that occur when regular trading on foreign or other exchanges is closed, but before trading on the NYSE is closed. Fair value determinations are then made in good faith in accordance with procedures adopted by the Board. Under the procedures adopted by the Board, the Board has delegated the responsibility for making fair value determinations to a Valuation Committee, subject to the Board’s oversight. Generally, the fair value of a portfolio security or other asset shall be the amount that the owner of the security or asset might reasonably expect to receive upon its current sale. A three-tier hierarchy is utilized to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based

PENN CAPITAL FUNDS TRUST
NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2018

on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available under the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 — unadjusted quoted prices in active markets for identical securities that the Funds have the ability to access

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes the inputs used as of December 31, 2018 in valuing each Fund’s investments:

Description	Level 1	Level 2	Level 3	Total
Penn Capital Managed Alpha SMID Cap Equity
Investments in Securities(a)
Common Stocks	$10,664,300	$—	$—	$10,664,300
Real Estate Investment Trusts (REITs)	1,175,015	—	—	1,175,015
Money Market Deposit Account	—	319,509	—	319,509
Total Investments in Securities	$11,839,315	$319,509	$—	$12,158,824
Penn Capital Special Situations Small Cap Equity Fund	Level 1	Level 2	Level 3	Total
Investments in Securities(a)
Common Stocks	$8,677,409	$—	$—	$8,677,409
Contingent Value Right	—	93	—	93
Real Estate Investment Trust (REIT)	321,236	—	—	321,236
Money Market Deposit Account	—	92,529	—	92,529
Total Investments in Securities	$8,998,645	$92,622	$—	$9,091,267
Penn Capital Multi-Credit High Income Fund	Level 1	Level 2	Level 3	Total
Investments in Securities(a)
Corporate Bonds	$—	$7,648,350	$—	$7,648,350
Convertible Bond	—	34,052	—	34,052
Bank Loans	—	1,939,859	—	1,939,859
Mutual Fund	3,317,753	—	—	3,317,753
Preferred Stock	—	—	40	40
U.S. Government Notes	—	276,430	—	276,430
Money Market Deposit Account	—	456,968	—	456,968
Total Investments in Securities	$3,317,753	$10,355,659	$40	$13,673,452
Penn Capital Defensive Floating Rate Income Fund
Investments in Securities(a)	Level 1	Level 2	Level 3	Total
Bank Loans	$—	$30,706,422	$—	$30,706,422
Corporate Bonds	—	3,651,236	—	3,651,236
Money Market Deposit Account	—	348,099	—	348,099
Total Investments in Securities	$—	$34,705,757	$—	$34,705,757

PENN CAPITAL FUNDS TRUST
NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2018

Penn Capital Defensive Short Duration High Income Fund
Investments in Securities(a)	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$16,433,294	$—	$16,433,294
Bank Loans	—	2,024,627	—	2,024,627
Mutual Fund	1,362,724	—	—	1,362,724
U.S. Government Notes	—	876,820	—	876,820
Money Market Deposit Account	—	1,709,456	—	1,709,456
Total Investments in Securities	$1,362,724	$21,044,197	$—	$22,406,921
(a)	All other industry classifications are identified in the Schedule of Investments for each Fund.

The following table summarizes quantitative information about significant unobservable valuation inputs for Level 3 fair value measurement as of December 31, 2018:

Type of Assets	Fair Value as of December 31, 2018	Valuation Techniques	Unobservable Input
Penn Capital Multi-Credit High Income Fund

Preferred Stock
Spanish Broadcasting Systems, Inc.	40	Broker Quote	Unpublished Independent broker quote

The following table reconciles Level 3 investments based on the inputs used to determine fair value:

	Balance as of July 1, 2018	Purchases	Sales	Accretion of Discount	Net Realized Gain/Loss	Balance as of December 31, 2018	Change in Unrealized Depreciation from Investments Held as of December 31, 2018
Penn Capital Multi-Credit High Income Fund
Common Stock
ACC Claims Holdings LLC	$46	$—	$—	$—	$—	$—	$(46)

Preferred Stock
Spanish Broadcasting Systems, Inc.	$41	—	—	—	—	$40	$(1)

As of December 31, 2018 the change in unrealized depreciation on positions still held for securities that were considered Level 3 was $(47).

B. Investment Transactions and Related Investment Income

Investment transactions are accounted for on a trade-date basis. Interest income is recorded on the accrual basis, including the amortization of premiums and accretion of discounts on bonds held using the yield-to-maturity method. Dividend income is recognized on ex-dividend date.

Realized gains and losses on investment transactions and unrealized appreciation and depreciation of investments are reported for financial statement and Federal income tax purposes on the identified cost method.

C. Expenses

The Trust’s expenses are allocated to the individual Fund in proportion to the net assets of the respective Fund when the expenses were incurred, except where direct allocations of expenses can be made.

PENN CAPITAL FUNDS TRUST
NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2018

D. Use of Estimates

The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

E. Dividends and Distributions

Dividends and distributions to Shareholders are recorded on the ex-date. The Penn Capital Multi-Credit High Income Fund, the Penn Capital Defensive Floating Rate Income Fund and the Penn Capital Defensive Short Duration High Income Fund declare and distribute their net investment income, if any, monthly and make distributions of their net realized capital gains, if any, at least annually, usually in December. The Penn Capital Managed Alpha SMID Cap Equity Fund and the Penn Capital Special Situations Small Cap Equity Fund declare and distribute their net investment income, if any, annually and make distributions of net realized capital gains, if any, at least annually.

The character of distributions made during the period from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal period in which the amounts are distributed may differ from the period that income or realized gains (losses) were recorded by each Fund.

F. Federal Income Taxes

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Funds will not be subject to federal income tax to the extent they distribute all of their net investment income and capital gains to shareholders. Therefore, no federal income tax provision is required.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing their tax returns to determine whether it is more-likely-than-not (i.e., greater than 50%) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period and have no provision for taxes in the financial statements. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three open tax year ends, as applicable) and on-going analysis of and changes to tax laws, regulations and interpretations thereof.

G. Indemnifications

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust and each Fund. In addition, in the normal course of business, the Trust may enter into contracts that provide general indemnification to other parties. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred, and may not occur. However, the Trust has not had prior claims or losses pursuant to these contracts and considers the risk of loss to be remote.

3. Agreements and Related Party Transactions

Investment Advisory Agreement

The Trust has entered into an investment advisory agreement with the Advisor. Under the terms of the agreement, each Fund pays the Advisor a fee, payable at the end of each month, at an annual rate, set forth in the table below, of the respective Fund’s average daily net assets.

Penn Capital Managed Alpha SMID Cap Equity Fund	0.90%
Penn Capital Special Situations Small Cap Equity Fund	0.95%
Penn Capital Multi-Credit High Income Fund	0.69%
Penn Capital Defensive Floating Rate Income Fund	0.55%
Penn Capital Defensive Short Duration High Income Fund	0.45%

With respect to each Fund other than the Penn Capital Multi-Credit High Income Fund and the Penn Capital Defensive Short Duration High Income Fund, the Advisor has contractually agreed to waive its fees and/or pay Fund expenses so that the

PENN CAPITAL FUNDS TRUST
NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2018

Funds’ total annual operating expenses (excluding any acquired fund fees and expenses, taxes, interest, brokerage fees, certain insurance costs, and extraordinary and other non-routine expenses) do not exceed the amounts shown below as a percentage of each Fund’s average daily net assets. With respect to the Penn Capital Multi-Credit High Income Fund and the Penn Capital Defensive Short Duration High Income Fund, the Advisor has contractually agreed to waive its fees and/or pay Fund expenses so that the Fund’s total annual operating expenses (including any acquired fund fees and expenses incurred by the Fund as a result of its investments in other investment companies managed by the Advisor, but excluding any acquired fund fees and expenses incurred by the Fund as a result of its investments in unaffiliated investment companies, taxes, interest, brokerage fees, certain insurance costs, and extraordinary and other non-routine expenses) do not exceed the amounts shown below as a percentage of each Fund’s average daily net assets. The expense limitation agreement will remain in place through October 31, 2019. Thereafter, the expense limitation agreement for the Funds will be reviewed annually by the Advisor and the Board.

	Institutional Class	Investor Class
Penn Capital Managed Alpha SMID Cap Equity Fund	1.06%	1.31%
Penn Capital Special Situations Small Cap Equity Fund	1.09%	1.34%
Penn Capital Multi-Credit High Income Fund	0.72%	0.97%
Penn Capital Defensive Floating Rate Income Fund	0.64%	0.89%
Penn Capital Defensive Short Duration High Income Fund	0.54%	N/A

Any waived or reimbursed expenses by the Advisor to the Funds excluding any waivers related to acquired fund fees and expenses incurred by the Funds as a result of its investments in other investment companies managed by the Advisor, are subject to repayment by a Fund in the three years following the date the fees were waived or the expenses were paid, provided that the respective Fund is able to make the repayment without exceeding the Fund’s expense limitation in place when the fees were waived or expenses paid. The Advisor’s waived fees and paid expenses that are subject to potential recoupment are as follows:

Fiscal Period Incurred	Amount Waived/ Expenses Assumed	Amount Recouped	Amount Subject to Potential Recoupment	Year of Expiration
Penn Capital Managed Alpha SMID Cap Equity Fund
June 30, 2016	$146,572	—	$146,572	2019
June 30, 2017	162,111	—	162,111	2020
June 30, 2018	175,125	—	175,125	2021
June 30, 2019	83,585	—	83,585	2022
Total	$567,393	$—	$567,393
Penn Capital Special Situations Small Cap Equity Fund
June 30, 2016	$128,464	—	$128,464	2019
June 30, 2017	158,820	—	158,820	2020
June 30, 2018	208,947	—	208,947	2021
June 30, 2019	96,813	—	96,813	2022
Total	$593,044	$—	$593,044
Penn Capital Multi-Credit High Income Fund
June 30, 2016	$171,803	—	$171,803	2019
June 30, 2017	218,116	—	218,116	2020
June 30, 2018	226,073	—	226,073	2021
June 30, 2019	106,475	—	106,475	2022
Total	$722,467	$—	$722,467
Penn Capital Defensive Floating Rate Income Fund
June 30, 2016	$205,304	—	$205,304	2019
June 30, 2017	261,441	—	261,441	2020
June 30, 2018	281,780	—	281,780	2021
June 30, 2019	116,241	—	116,241	2022
Total	$864,766	$—	$864,766
Penn Capital Defensive Short Duration High Income Fund
June 30, 2018	$164,748	—	$164,748	2021
June 30, 2019	82,845	—	82,845	2022
Total	$247,593	$—	$247,593

Certain Officers and Trustees of the Funds are also Officers of the Advisor.

PENN CAPITAL FUNDS TRUST
NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2018

As of December 31, 2018, greater than 5% of the following PENN Capital Funds was held by other PENN Capital Funds as follows:

Affiliated Fund Held	% Owned	Significant Owner
Penn Capital Defensive Floating Rate Income Fund	9%	Penn Capital Multi-Credit High Income Fund

The Trust has engaged Foreside Fund Officers Services, LLC to provide compliance services including the appointment of the Trust’s Chief Compliance Officer and Anti-Money Laundering Officer.

Distribution Agreement

Foreside Fund Services, LLC is the Trust’s distributor and principal underwriter (the Distributor). The Trust has adopted a plan of distribution under Rule 12b-1 of the 1940 Act applicable to the Investor Class. Under the plan, 12b-1 distribution fees at an annual rate of 0.25% of average daily net assets of Investor Class shares are paid to the Distributor or others for distribution and shareholder services. For the period ended December 31, 2018, there were no distribution fees paid under the plan because the Investor Class shares had not yet been issued as of December 31, 2018.

The Trust has engaged U.S. Bank Global Fund Services to serve as the Fund’s administrator, fund accountant, and transfer agent. The Trust has engaged U.S. Bank, N.A. to serve as the Fund’s custodian.

Shareholder Servicing Plan

The Trust has adopted a Shareholder Servicing Plan on behalf of each Fund’s Investor Class and Institutional Class. Under the plan, each Class can pay for non-distribution related shareholder support services (“service fees”) in an amount up to 0.15% of its average daily net assets. For the period ended December 31, 2018, there were no service fees incurred by the Investor Class shares because the Investor Class shares had not yet been issued as of December 31, 2018. The amount actually incurred by the Institutional Class shares for the period ended December 31, 2018 on an annualized basis was 0.01% for the Penn Capital Managed Alpha SMID Cap Equity Fund, 0.06% for the Penn Capital Special Situations Small Cap Equity Fund, 0.01% for the Penn Capital Multi-Credit High Income Fund, 0.01% for the Penn Capital Defensive Floating Rate Income Fund, and less than 0.01% for the Penn Capital Defensive Short Duration High Income Fund.

Other Related Party Transactions

The Advisor, and the officers of the Trust, have made investments in the Funds and accordingly pay the Funds’ investment advisory fees and other expenses identified in each Fund’s Prospectus.

4. Federal Tax Information

It is each Fund’s intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differences in the timing of recognition of gains or losses on investments. Permanent book and tax basis differences, if any, may result in reclassifications to undistributed net investment income (loss), undistributed net realized gain (loss) and additional paid-in capital.

A regulated investment company may elect for any taxable year to treat any portion of the qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the taxable year subsequent to October 31 and December 31, respectively.

PENN CAPITAL FUNDS TRUST
NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2018

The character of distributions for tax purposes paid during the six month period ended December 31, 2018 is as follows:

	Ordinary Income Distributions	Long-Term Capital Gain Distributions
Penn Capital Managed Alpha SMID Cap Equity Fund	$385,893	$889,102
Penn Capital Special Situations Small Cap Equity Fund	272,540	921,959
Penn Capital Multi-Credit High Income Fund	483,108	14,036
Penn Capital Defensive Floating Rate Income Fund	960,914	—
Penn Capital Defensive Short Duration High Income Fund	340,784	—

The character of distributions for tax purposes paid during the fiscal year ended June 30, 2018 is as follows:

	Ordinary Income Distributions	Long-Term Capital Gain Distributions
Penn Capital Managed Alpha SMID Cap Equity Fund	$103,969	$113,429
Penn Capital Special Situations Small Cap Equity Fund	1,149,801	1,090,182
Penn Capital Multi-Credit High Income Fund	831,287	23,726
Penn Capital Defensive Floating Rate Income Fund	1,345,610	7,504
Penn Capital Defensive Short Duration High Income Fund	211,320	—

5. Investment Transactions

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the period ended December 31, 2018, were as follows:

	Non-U.S. Government		U.S. Government
	Purchases	Sales	Purchases	Sales
Penn Capital Managed Alpha SMID Cap Equity Fund	$3,818,563	$4,653,447	$—	$—
Penn Capital Special Situations Small Cap Equity Fund	9,545,309	17,897,123	—	—
Penn Capital Multi-Credit High Income Fund	5,592,332	5,406,293	275,156	—
Penn Capital Defensive Floating Rate Income Fund	14,807,919	9,751,254	375,703	375,762
Penn Capital Defensive Short Duration High Income Fund	11,688,703	3,610,053	430,280	—

6. Capital Share Transactions

	Penn Capital Managed Alpha SMID Cap Equity Fund July 1, 2018 - December 31, 2018	Penn Capital Special Situations Small Cap Fund July 1, 2018 - December 31, 2018	Penn Capital Multi-Credit High Income Fund July 1, 2018 - December 31, 2018	Penn Capital Defensive Floating Rate Income Fund July 1, 2018 - December 31, 2018	Penn Capital Defensive Short Duration High Income Fund July 1, 2018 - December 31, 2018
Institutional Class Shares
Share sold	2,789	66,087	79,057	787,588	1,042,820
Shares sold to holders in reinvestment of dividends	109,219	116,513	49,668	79,748	34,560
Shares redeemed	(73,241)	(871,898)	(73,271)	(347,713)	(41,018)
Net increase (decrease)	38,767	(689,298)	55,454	519,623	1,036,362

Institutional Amount
Shares sold	$36,952	$825,366	$782,757	$7,946,167	$10,239,740
Shares sold to holders in reinvestment of dividends	1,251,646	1,167,457	491,817	799,195	338,883
Shares redeemed	(959,663)	(9,288,178)	(737,943)	(3,426,506)	(398,450)
Net increase (decrease)	$328,935	$(7,295,355)	$536,631	$5,318,856	$10,180,173

PENN CAPITAL FUNDS TRUST
NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2018

	Penn Capital Managed Alpha SMID Cap Equity Fund Year Ended June 30, 2018	Penn Capital Special Situations Small Cap Equity Fund Year Ended June 30, 2018	Penn Capital Multi-Credit High Income Fund Year Ended June 30, 2018	Penn Capital Defensive Floating Rate Income Fund Year Ended June 30, 2018	Penn Capital Defensive Short Duration High Income Fund Period Ended June 30, 2018
Institutional Class Shares
Shares sold	175,264	531,370	489,121	692,903	1,267,496
Shares sold to holders in reinvestment of dividends	16,642	189,922	80,338	132,711	21,354
Shares redeemed	(31,443)	(898,039)	(29,546)	(130,898)	(26,332)
Net increase (decrease)	160,463	(176,747)	539,913	694,716	1,262,518

Institutional Amount
Shares sold	$2,179,641	$6,262,562	$4,996,417	$7,039,836	$12,597,665
Shares sold to holders in reinvestment of dividends	217,014	2,233,477	824,258	1,346,434	211,090
Shares redeemed	(400,183)	(10,850,646)	(307,821)	(1,330,752)	(259,448)
Net increase (decrease)	$1,996,472	$(2,354,607)	$5,512,854	$7,055,518	$12,549,307

7. Transactions with Affiliates

The following issuers are affiliated with the Funds; that is, the Adviser had control of 5% or more of the outstanding voting securities during the period from July 1, 2018 through December 31, 2018. As defined in Section (2)(a)(3) of the Investment Company Act of 1940; such issues are:

	July 1, 2018		Additions		Reductions		December 31, 2018	Dividend		Unrealized	Realized	December 31, 2018
Issuer Name	Share Balance	Cost	Share Balance	Cost	Share Balance	Cost	Share Balance	Income	Capital Gain Distribution	Depreciation Change	Loss	Value	Cost
Penn Capital Multi-Credit High Income Fund
Penn Capital Defensive Floating Rate Income Fund	248,153	$2,520,274	94,236	$953,861	—	$—	342,389	$78,860	$—	$(139,969)	$—	$3,317,753	$3,474,135
		$2,520,274		$953,861		$—		$78,860	$—	$(139,969)	$—	$3,317,753	$3,474,135
Penn Capital Defensive Short Duration High Income Fund
Penn Capital Defensive Floating Rate Income Fund	183,599	$1,865,035	68,430	$689,727	(111,397)	$(1,134,534)	140,632	$49,727	$—	$(44,987)	$(9,534)	$1,362,724	$1,420,228
		$1,865,035		$689,727		$(1,134,534)		$49,727	$—	$(44,987)	$(9,534)	$1,362,724	$1,420,228

8. Credit Risk and Asset Concentration

Small- and mid-capitalization companies may not have the size, resources and other assets of large capitalization companies. As a result, the securities of small- and mid-capitalization companies may be subject to greater market risks and fluctuations in value than large capitalization companies or may not correspond to changes in the stock market in general. In addition, small- and mid-capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

High yield securities and unrated securities of similar credit quality have speculative characteristics and involve greater volatility of price and yield, greater of liquidity risk, and generally reflect a greater possibility of an adverse change in financial condition that could affect an issuer’s ability to honor its obligations.

PENN CAPITAL FUNDS TRUST
NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2018

There are a number of risks associated with an investment in bank loans, including credit risk, interest rate risk, liquidity risk and prepayment risk. Lack of an active trading market, restrictions on resale, irregular trading activity, wide bid/ask spreads and extended trade settlement periods may impair the Fund’s ability to sell bank loans within its desired time frame or at an acceptable price and its ability to accurately value existing and prospective investments. Extended trade settlement periods may result in cash not being immediately available to the Fund. As a result of such illiquidity, the Fund may have to sell other investments or engage in borrowing transactions to raise cash to meet its obligations.

9. Line of Credit

PENN Capital Funds Trust has a $10,000,000 uncommitted, unsecured, umbrella 364-day line of credit, for temporary purposes, including to meet redemption requests. The interest rate as of December 31, 2018 was 5.00%. During the period ended December 31, 2018, Penn Capital Special Situations Small Cap Equity Fund’s maximum borrowing was $175,000 and average borrowing was $2,740. This borrowing resulted in interest expenses of $133. The Penn Capital Managed Alpha SMID Cap Equity Fund, Penn Capital Multi-Credit High Income Fund, Penn Capital Defensive Floating Rate Income Fund and Penn Capital Defensive Short Duration High Income Fund did not use the credit line.

10. Recent Accounting Pronouncement

In August 2018, FASB issued ASU 2018-13, Fair Value Measurement (Topic 820):Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management is currently evaluating the impact these changes will have on the Fund’s financial statements and disclosures.

11. Subsequent Events

Except as disclosed above, as of the date the financial statements were available to be issued, Management has determined that no additional material events or transactions occurred that would require recognition or disclosure in the Funds’ financial statements.

12. Concentration Risks

The Advisor and its employees collectively have beneficial ownership, either directly or indirectly, of more than 25% of each of the Funds as of December 31, 2018. Additionally, there is an investor that owns more than 10% of the Penn Capital Defensive Floating Rate Fund, Penn Capital Multi-Credit High Income Fund and Penn Capital Short Duration High Income Fund as of December 31, 2018. Also, to the extent multiple investors in the Funds rely on the advice of a common investment advisor the funds may have a concentration risk.

PENN CAPITAL FUNDS TRUST
ADDITIONAL INFORMATION
DECEMBER 31, 2018 (UNAUDITED)

Trustee and Officer Compensation

The Trust does not compensate any of its Trustees who are interested persons nor any of its officers. For the period ended December 31, 2018, the aggregate compensation paid by the Trust to the independent Trustees was $17,500. The Trust did not pay any special compensation to any of its Trustees or officers. The Statement of Additional Information includes additional information about the Trustees and is available without charge, upon request, by calling 844-302-7366.

Proxy Voting Policies

A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities owned by that Fund is available: (1) without charge, upon request, by calling 844-302-7366; (2) in the Statement of Additional Information on the Trust’s website www.penncapitalfunds.com; and (3) on the SEC’s website at www.sec.gov. Information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 may be obtained (1) without charge, upon request, by calling 844-302-7366 and (2) on the SEC’s website at www.sec.gov.

Form N-Q

Each Fund files its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the SEC on Form N-Q. Each Fund’s Forms N-Q are available without charge by visiting the SEC’s website at www.sec.gov. In addition, you may review and copy each Fund’s Forms N-Q at the SEC’s Public Reference Room in Washington D.C. You may obtain information on the operation of the Public Reference Room by calling (800) SEC-0330.

Householding

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses, annual and semi-annual reports, proxy statements and other similar documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders that the transfer agent reasonably believes are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call (844) 302-7366 to request individual copies of these documents. The transfer agent will begin sending individual copies thirty days after receiving your request to stop householding. This policy does not apply to account statements.

Board Approval of Investment Advisory Agreements

At the September 6, 2018 meeting (collectively, the “Meeting”) of the Board of Trustees (the “Board” or “Trustees”) of the PENN Capital Funds Trust (the “Trust”), the Board, including those Trustees who are not “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Trust (the “Independent Trustees”), approved the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Penn Capital Management Company, Inc. (the “Adviser”) and the Trust, on behalf of the Penn Capital Managed Alpha SMID Cap Equity Fund, Penn Capital Special Situations Small Cap Equity Fund, Penn Capital Multi Credit High Income Fund, Penn Capital Defensive Floating Rate Income Fund and Penn Capital Defensive Short Duration High Income Fund series of the Trust (each a “Fund” and collectively, the “Funds”).

In connection with considering the approval of the Investment Advisory Agreement, the Independent Trustees met in executive session. The Board, including the Independent Trustees, evaluated the terms of the Investment Advisory Agreement, reviewed the information provided by the Adviser in connection with the consideration of approving the continuation of the Investment Advisory Agreement, and reviewed the duties and responsibilities of the Trustees in evaluating and approving the continuation of the agreement.

In considering approval of the continuation of the Investment Advisory Agreement, the Board, including the Independent Trustees, reviewed the Meeting Materials and other information from counsel and from Penn Capital, including: (i) a copy of the Investment Advisory Agreement; (ii) information describing the nature, quality and extent of the services that Penn Capital provides and expects to provide to the Funds; (iii) information concerning Penn Capital’s financial condition, business, operations, portfolio management teams and compliance program; (iv) information describing each Fund’s advisory fee and operating expenses; (v) a copy of the current Form ADV for Penn Capital; and (vi) a memorandum from counsel on the responsibilities of trustees in considering investment advisory arrangements under the Investment Company Act of 1940, as amended. The Board also considered presentations made by, and discussions held with, representatives of Penn Capital, as well as information presented at Board meetings throughout the year. The Board also received information comparing the advisory fee, expenses and performance of each Fund to other investment companies considered to be in the Funds’ peer group.

During its review of this information, the Board focused on and analyzed the factors that the Board deemed relevant, including: (i) the nature, quality and extent of the services provided and expected to be provided to each Fund by Penn Capital; (ii) Penn Capital’s personnel and operations; (iii) each Fund’s expense level; (iv) the profitability to Penn Capital under the Investment Advisory Agreement; (v) any “fall-out” benefits to Penn Capital and its affiliates (i.e., the ancillary benefits realized by Penn Capital and its affiliates from Penn Capital’s relationship with the Trust); (vi) the effect of asset growth on each Fund’s expenses; (vii) possible conflicts of interest; and (viii) the investment performance of the Funds.

The Board, including the Independent Trustees, considered the following in respect of each Fund:

(a) The nature, extent and quality of services provided and expected to be provided by Penn Capital to the Funds; Penn Capital’s personnel and operations. The Board reviewed the services that Penn Capital provides and expected to provide to each Fund. The Board noted the responsibilities that Penn Capital has as the Funds’ investment adviser, including: the responsibility for the management and investment of each Fund’s securities portfolio; executing portfolio security trades; monitoring compliance with each Fund’s investment objective, policies and limitations; the responsibility for quarterly reporting to the Board; the oversight of general portfolio compliance with relevant law; and the implementation of Board directives as they relate to each Fund.

The Board reviewed Penn Capital’s experience, resources and strengths in managing the Funds, as well as other pooled investment vehicles, and Penn Capital’s personnel. Based on its consideration and review of the foregoing information, the Board determined that each Fund was likely to continue to benefit from the nature, quality and extent of these services, as well as Penn Capital’s ability to render such services based on their experience, personnel, operations, and resources.

(b) Comparison of services provided and fees paid to those under other investment advisory contracts. The Board compared both the services provided and the fees paid pursuant to the Investment Advisory Agreement to those under other contracts of Penn Capital, and under contracts of other investment advisers with respect to similar funds. In particular, the Board compared each Fund’s advisory fee and expense ratio to other investment companies considered to be in that Fund’s peer group. The Board noted that Penn Capital entered into an Expense Limitation Agreement whereby Penn Capital waives advisory fees and/or assumes expenses to keep the Funds’ expenses from exceeding certain levels. The Board also noted that Penn Capital has agreed to waive advisory fees and/or assume expenses with respect to the Penn Capital Multi-Credit High Income Fund and Penn Capital Defensive Short Duration High Income Fund to the extent of any acquired fund fees and expenses incurred by the Funds as a result of its investment in other investment companies managed by Penn Capital. The Board received and considered information about the fee rates charged to other accounts and clients that are managed by Penn Capital, including information about the differences in services provided to the non-registered investment company clients.

Consideration was given to the advisory fees and expense ratios of the Institutional Class Shares of the Funds, the only share class with assets to date. With respect to the Penn Capital Defensive Floating Rate Income Fund, the Board considered that the Fund’s advisory fee was below both the median and average of its peer group, and the Fund’s total expenses (including the fee waiver) were below the median and average of its peer group. With respect to the Penn Capital Defensive Short Duration High Income Fund, the Board considered that the Fund’s advisory fee was below both the median and average of its peer group, and the Fund’s total expenses (including the fee waiver) were below the median and average of its peer group. With respect to the Penn Capital Multi-Credit High Income Fund, the Board considered that the Fund’s advisory fee was above the median and below the average of its peer group, but the Fund’s total expenses (including the fee waiver) were below the median and average of its peer group. With respect to the Penn Capital Managed Alpha SMID Cap Equity Fund and Penn Capital Special Situations Small Cap Equity Fund, the Board considered that each Fund’s advisory fee was above both the median and average of its respective expense peer group, while each Fund’s total expenses (including the fee waiver) was above the median but below the average of its respective expense peer group. To the extent that a Fund’s advisory fee was above the median and average of its respective peer group, Penn Capital explained and the Board considered the reasons for the higher advisory fees.

After comparing each Fund’s fees with those of other funds in the Fund’s peer group, and considering the information about fee rates Penn Capital charged to other accounts and clients, and in light of the nature, quality and extent of services provided by Penn Capital and the costs Penn Capital incurred by providing those services, the Board concluded that the level of fees paid to Penn Capital with respect to the Funds was fair and reasonable.

(c) The cost of the services provided and profits realized by Penn Capital from the relationship with the Funds; the extent to which economies of scale were realized as the Funds grew, and whether fee levels reflect such economies of scale; “fall-out” benefits; possible conflicts of interest.

The Board discussed the costs, including operational costs, and Penn Capital’s profitability in connection with its serving as each Fund’s investment adviser. The Board considered that the Funds were still not yet of a sufficient size to be experiencing economies of scale. The Board concluded that the profitability of Penn Capital, and the extent to which economies of scale were reflected in the Funds’ advisory fees, were reasonable for the Funds in relation to the performance and asset sizes of the Funds.

The Board considered that Penn Capital may experience reputational “fall-out” benefits based on the success of the Funds, but that such benefits are not easily quantifiable. The Board noted that since the Trust’s service providers are not affiliated with Penn Capital, such services do not give rise to “fall-out” benefits for Penn Capital. The Board also noted Penn Capital’s procedures to manage potential conflicts of interest and Penn Capital’s belief that its management of the series of the Trust does not present a material conflict of interest.

(d) Investment performance of the Funds. The Board considered the investment performance of the Funds. In particular, the Board considered the investment performance of the Funds relative to their stated investment objectives and strategies and the success of Penn Capital in reaching such objectives. The Board considered each Fund’s investment performance compared to the benchmark index that each Fund uses for comparison in its Prospectus and shareholder reports. The Board also considered each Fund’s investment performance compared to the Fund’s respective peer group.

Consideration was given to the performance of the Institutional Class Shares of the Funds, the only share class with performance to date. The Board examined the Funds’ performance figures in comparison to their respective benchmarks and concluded that the performance of the Funds was reasonable in light of the respective investment objectives and policies of the Funds.

Conclusion. No single factor was determinative to the Board’s decision. Based on the foregoing and such other matters as were deemed relevant, such as the Expense Limitation Agreement, the Board concluded that the advisory fee rates and total expense ratios were reasonable in relation to the services provided, and to be provided, by Penn Capital to each Fund, as well as the costs incurred and benefits gained by Penn Capital in providing such services. The Board also found the advisory fees to be reasonable in comparison to the fees charged by advisers to other comparable funds of similar size. As a result, the Board concluded that the approval of the continuation of the Investment Advisory Agreement was in the best interests of each Fund.

In considering approval of the continuation of the Investment Advisory Agreement, the Board, including the Independent Trustees, reviewed the Meeting Materials and other information from counsel and from Penn Capital, including: (i) a copy of the Investment Advisory Agreement; (ii) information describing the nature, quality and extent of the services that Penn Capital provides and expects to provide to the Funds; (iii) information concerning Penn Capital’s financial condition, business, operations, portfolio management teams and compliance program; (iv) information describing each Fund’s advisory fee and operating expenses; (v) a copy of the current Form ADV for Penn Capital; and (vi) a memorandum from counsel on the responsibilities of trustees in considering investment advisory arrangements under the Investment Company Act of 1940, as amended. The Board also considered presentations made by, and discussions held with, representatives of Penn Capital, as well as information presented at Board meetings throughout the year. The Board also received information comparing the advisory fee, expenses and performance of each Fund to other investment companies considered to be in the Funds’ peer group.

During its review of this information, the Board focused on and analyzed the factors that the Board deemed relevant, including: (i) the nature, quality and extent of the services provided and expected to be provided to each Fund by Penn Capital; (ii) Penn Capital’s personnel and operations; (iii) each Fund’s expense level; (iv) the profitability to Penn Capital under the Investment Advisory Agreement; (v) any “fall-out” benefits to Penn Capital and its affiliates (i.e., the ancillary benefits realized by Penn Capital and its affiliates from Penn Capital’s relationship with the Trust); (vi) the effect of asset growth on each Fund’s expenses; (vii) possible conflicts of interest; and (viii) the investment performance of the Funds.

The Board, including the Independent Trustees, considered the following in respect of each Fund:

(a) The nature, extent and quality of services provided and expected to be provided by Penn Capital to the Funds; Penn Capital’s personnel and operations. The Board reviewed the services that Penn Capital provides and expected to provide to each Fund. The Board noted the responsibilities that Penn Capital has as the Funds’ investment adviser, including: the responsibility for the management and investment of each Fund’s securities portfolio; executing portfolio security trades; monitoring compliance with each Fund’s investment objective, policies and limitations; the responsibility for quarterly reporting to the Board; the oversight of general portfolio compliance with relevant law; and the implementation of Board directives as they relate to each Fund.

The Board reviewed Penn Capital’s experience, resources and strengths in managing the Funds, as well as the other series of the Trust and other pooled investment vehicles, and Penn Capital’s personnel. Based on its consideration and review of the foregoing information, the Board determined that each Fund was likely to continue to benefit from the nature, quality and extent of these services, as well as Penn Capital’s ability to render such services based on their experience, personnel, operations, and resources.

(b) Comparison of services provided and fees paid to those under other investment advisory contracts. The Board compared both the services provided and the fees paid pursuant to the Investment Advisory Agreement to those under other contracts of Penn Capital, and under contracts of other investment advisers with respect to similar funds. In particular, the Board compared each Fund’s advisory fee and expense ratio to other investment companies considered to be in that Fund’s peer group. The Board noted that Penn Capital entered into an Expense Limitation Agreement whereby Penn Capital waives advisory fees and/or assumes expenses to keep the Funds’ expenses from exceeding certain levels. The Board also noted that Penn Capital has agreed to waive advisory fees and/or assume expenses with respect to the Penn Capital Multi-Credit High Income Fund and Penn Capital Defensive Short Duration High Income Fund to the extent of any acquired fund fees and expenses incurred by the Funds as a result of its investment in other investment companies managed by Penn Capital. The Board received and considered information about the fee rates charged to other accounts and clients that are managed by Penn Capital, including information about the differences in services provided to the non-registered investment company clients.

Consideration was given to the advisory fees and expense ratios of the Institutional Class Shares of the Funds, the only share class with assets to date. With respect to the Penn Capital Defensive Floating Rate Income Fund, the Board considered that the Fund’s advisory fee was below both the median and average of its peer group, and the Fund’s total expenses (including the fee waiver) were below the median and average of its peer group. With respect to the Penn Capital Defensive Short Duration High Income Fund, the Board considered that the Fund’s advisory fee was below both the median and average of its peer group, and the Fund’s total expenses (including the fee waiver) were below the median and average of its peer group. With respect to the Penn Capital Multi-Credit High Income Fund, the Board considered that the Fund’s advisory fee was above the median and below the average of its peer group, but the Fund’s total expenses (including the fee waiver) were below the median and average of its peer group. With respect to the Penn Capital Managed Alpha SMID Cap Equity Fund and Penn Capital Special Situations Small Cap Equity Fund, the Board considered that each Fund’s advisory fee was above both the median and average of its respective expense peer group, while each Fund’s total expenses (including the fee waiver) was above the median but below the average of its respective expense peer group. To the extent that a Fund’s advisory fee was above the median and average of its respective peer group, Penn Capital explained and the Board considered the reasons for the higher advisory fees.

After comparing each Fund’s fees with those of other funds in the Fund’s peer group, and considering the information about fee rates Penn Capital charged to other accounts and clients, and in light of the nature, quality and extent of services provided by Penn Capital and the costs Penn Capital incurred by providing those services, the Board concluded that the level of fees paid to Penn Capital with respect to the Funds was fair and reasonable.

(c) The cost of the services provided and profits realized by Penn Capital from the relationship with the Funds; the extent to which economies of scale were realized as the Funds grew, and whether fee levels reflect such economies of scale; “fall-out” benefits; possible conflicts of interest.

The Board discussed the costs, including operational costs, and Penn Capital’s profitability in connection with its serving as each Fund’s investment adviser. The Board considered that the Funds were still not yet of a sufficient size to be experiencing economies of scale. The Board concluded that the profitability of Penn Capital, and the extent to which economies of scale were reflected in the Funds’ advisory fees, were reasonable for the Funds in relation to the performance and asset sizes of the Funds.

The Board considered that Penn Capital may experience reputational “fall-out” benefits based on the success of the Funds, but that such benefits are not easily quantifiable. The Board noted that since the Trust’s service providers are not affiliated with Penn Capital, such services do not give rise to “fall-out” benefits for Penn Capital. The Board also noted Penn Capital’s procedures to manage potential conflicts of interest and Penn Capital’s belief that its management of the series of the Trust does not present a material conflict of interest.

(d) Investment performance of the Funds. The Board considered the investment performance of the Funds. In particular, the Board considered the investment performance of the Funds relative to their stated investment objectives and strategies and the success of Penn Capital in reaching such objectives. The Board considered each Fund’s investment performance compared to the benchmark index that each Fund uses for comparison in its Prospectus and shareholder reports. The Board also considered each Fund’s investment performance compared to the Fund’s respective peer group.

Consideration was given to the performance of the Institutional Class Shares of the Funds, the only share class with performance to date. The Board examined the Funds’ performance figures in comparison to their respective benchmarks and concluded that the performance of the Funds was reasonable in light of the respective investment objectives and policies of the Funds.

Conclusion. No single factor was determinative to the Board’s decision. Based on the foregoing and such other matters as were deemed relevant, such as the Expense Limitation Agreement, the Board concluded that the advisory fee rates and total expense ratios were reasonable in relation to the services provided, and to be provided, by Penn Capital to each Fund, as well as the costs incurred and benefits gained by Penn Capital in providing such services. The Board also found the advisory fees to be reasonable in comparison to the fees charged by advisers to other comparable funds of similar size. As a result, the Board concluded that the approval of the continuation of the Investment Advisory Agreement was in the best interests of each Fund.

Board of Trustees
Dennis S. Hudson, III
John R. Schwab
Richard A. Hocker

Investment Advisor
Penn Capital Management Company, Inc.
Navy Yard Corporate Center
1200 Intrepid Avenue, Suite 400
Philadelphia, Pennsylvania 19112

Legal Counsel
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, Pennsylvania 19103

Custodian
U.S. Bank, N.A.
1555 N. Rivercenter Drive, Suite 302
Milwaukee, WI 53212

Distributor
Foreside Fund Services, LLC
Three Canal Plaza
Portland, ME 04101

Administrator, Transfer Agent
and Dividend Disbursing Agent
U.S. Bancorp Fund Services, LLC
doing business as U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202

Shareholder/Investor Information
1.844.302.PENN (7366)
www.penncapitalfunds.com

BEFORE INVESTING YOU SHOULD CAREFULLY CONSIDER THE FUND’S INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. THIS AND OTHER RELEVANT INFORMATION CAN BE FOUND IN THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION, COPIES OF WHICH MAY BE OBTAINED BY CALLING (844) 302-PENN (7366) OR BY VISITING WWW.PENNCAPITALFUNDS.COM. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.
(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.
(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.
(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.
(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	PENN Capital Funds Trust

By (Signature and Title)	/s/ Richard A. Hocker, President
Richard A. Hocker, President

Date	2/20/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Richard A. Hocker, President
Richard A. Hocker, President

Date	2/20/2019

By (Signature and Title)	/s/ Gerald McBride, Treasurer
Gerald McBride, Treasurer

Date	2/20/2019